As filed with the Securities and Exchange Commission on July 19, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Dividend Growth Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 96.7%

Aerospace & Defense 5.6%
Boeing Co.	3,300	$1,162
General Dynamics Corp.	4,800	968
Raytheon Co.	4,500	943
		3,073
Auto Components 3.0%
Aptiv PLC	11,600	1,131
Delphi Technologies PLC	9,700	486
		1,617
Banks 8.1%
Bank of America Corp.	35,700	1,037
Comerica, Inc.	12,500	1,179
JPMorgan Chase & Co.	10,900	1,166
PNC Financial Services Group, Inc.	7,500	1,075
		4,457
Biotechnology 4.3%
AbbVie, Inc.	10,600	1,049
Gilead Sciences, Inc.	19,400	1,307
		2,356

Building Products 1.4%
Johnson Controls International PLC	22,700	762

Capital Markets 2.3%
State Street Corp.	12,900	1,240

Containers & Packaging 1.2%
Packaging Corp. of America	5,400	635

Diversified Financial Services 2.1%
Axa Equitable Holdings, Inc. *	54,000	1,153

Energy Equipment & Services 1.9%
Schlumberger Ltd.	15,000	1,030

Equity Real Estate Investment Trusts 5.0%
American Tower Corp.	5,750	796
Equinix, Inc.	1,400	555
Outfront Media, Inc.	71,000	1,409
		2,760
Food & Staples Retailing 3.5%
Walgreens Boots Alliance, Inc.	15,200	949
Walmart, Inc.	11,500	949
		1,898
Food Products 1.5%
Mondelez International, Inc. Class A	21,050	827

Health Care Equipment & Supplies 1.1%
STERIS PLC	6,000	623

Hotels, Restaurants & Leisure 3.5%
Carnival Corp.	14,800	922

Number of Shares		Value† (000's)
MGM Resorts International	32,400	$1,019
		1,941
Industrial Conglomerates 1.6%
Honeywell International, Inc.	6,000	887
Insurance 3.0%
Aon PLC	7,500	1,049
Hartford Financial Services Group, Inc.	11,050	578
		1,627
IT Services 4.6%
Automatic Data Processing, Inc.	6,900	897
InterXion Holding NV *	14,000	894
Leidos Holdings, Inc.	12,300	739
		2,530
Media 4.3%
CBS Corp. Class B	28,200	1,421
Interpublic Group of Cos., Inc.	40,500	915
		2,336
Metals & Mining 6.3%
First Quantum Minerals Ltd.	68,016	1,068
Rio Tinto PLC ADR	23,250	1,318
Royal Gold, Inc.	12,000	1,076
		3,462
Multi-Utilities 1.9%
Sempra Energy	9,700	1,033

Oil, Gas & Consumable Fuels 8.6%
Devon Energy Corp.	33,200	1,380
EOG Resources, Inc.	9,700	1,143
Occidental Petroleum Corp.	12,100	1,019
Suncor Energy, Inc.	29,700	1,181
		4,723
Pharmaceuticals 5.4%
Allergan PLC	5,829	879
Bristol-Myers Squibb Co.	19,600	1,031
Pfizer, Inc.	29,000	1,042
		2,952
Road & Rail 2.2%
CSX Corp.	18,500	1,196

Semiconductors & Semiconductor Equipment 3.1%
Maxim Integrated Products, Inc.	16,650	976
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,000	697
		1,673

Number of Shares		Value† (000's)

Software 4.3%
Microsoft Corp.	12,100	$1,196
Oracle Corp.	24,400	1,140
	2,336
Specialty Retail 1.3%
Williams-Sonoma, Inc.	12,700	703

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	6,075	1,135
Western Digital Corp.	12,000	1,002
	2,137
Tobacco 1.7%
British American Tobacco PLC	17,800	916

Total Common Stocks (Cost $47,595)	52,883

Short-Term Investments 3.3%

Investment Companies 3.3%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (a) (Cost $1,805)	1,804,509	1,805

Total Investments 100.0% (Cost $49,400)	54,688
Liabilities Less Other Assets (0.0)% (b)	(3)

Net Assets 100.0%		$ 54,685

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2018.
(b)	Represents less than 0.05% of net assets.

See Notes to Schedules of Investment

Schedule of Investments Dividend Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:
Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$52,883	$—	$—	$52,883
Short-Term Investments	—	1,805	—	1,805
Total Investments	$52,883	$1,805	$—	$54,688

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.
 As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)
Common Stocks 92.1%

Brazil 5.0%
Atacadao Distribuicao Comercio e Industria Ltda	2,606,700	$11,164
B3 SA - Brasil Bolsa Balcao	2,475,000	14,456
BK Brasil Operacao e Assessoria a Restaurantes SA *	2,001,685	8,869
Energisa SA	2,183,856	17,642
Itau Unibanco Holding SA, Preference Shares	1,379,067	15,890
Pagseguro Digital Ltd. Class A *	88,900	2,958
		70,979
Chile 0.9%
SACI Falabella	1,419,580	13,298

China 26.8%
Alibaba Group Holding Ltd. ADR *	106,200	21,029
Baidu, Inc. ADR *	111,300	26,997
Beijing Enterprises Holdings Ltd.	1,142,400	6,282
Changyou.com Ltd. ADR (a)	167,700	3,141
China Everbright International Ltd.	12,680,900	18,885
China Medical System Holdings Ltd.	3,790,800	9,097
China Mobile Ltd.	1,880,000	16,830
China State Construction International Holdings Ltd.	4,903,900	6,042
CNOOC Ltd.	7,789,600	13,143
Huatai Securities Co. Ltd., H Shares (b)	2,090,200	4,098
Industrial & Commercial Bank of China Ltd., H Shares	33,414,400	27,600
Momo, Inc. ADR *	379,215	17,414
PICC Property & Casualty Co. Ltd., H Shares	5,618,500	9,856
Ping An Insurance Group Co. of China Ltd., H Shares	3,743,000	36,464
Sinopharm Group Co. Ltd., H Shares	2,044,800	9,086
Sunny Optical Technology Group Co. Ltd.	1,844,800	36,992
Tencent Holdings Ltd.	1,520,400	77,620
Vipshop Holdings Ltd. ADR *	1,018,429	11,895
Zhejiang Huace Film & TV Co. Ltd., Class A	1,595,700	2,495
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	2,274,800	11,433
Number of Shares		Value† (000's)
ZTO Express Cayman, Inc. ADR	756,162	$15,569
		381,968
Czech Republic 0.7%
Komercni Banka A/S	252,390	10,226

Hong Kong 4.0%
ASM Pacific Technology Ltd.	1,099,500	14,343
Galaxy Entertainment Group Ltd.	1,055,200	9,248
Haier Electronics Group Co. Ltd. *	2,502,200	8,970
Sino Biopharmaceutical Ltd.	9,714,800	24,472
		57,033

India 9.2%
Cummins India Ltd.	857,938	8,886
Dabur India Ltd.	2,187,274	12,472
Dewan Housing Finance Corp. Ltd.	1,166,707	10,528
Federal Bank Ltd.	4,142,570	5,197
HDFC Bank Ltd.	455,632	14,377
Housing Development Finance Corp. Ltd.	636,895	17,258
ICICI Bank Ltd.	2,134,787	9,066
JM Financial Ltd.	1,950,131	3,950
National Stock Exchange (c)(g)(h)	1,063,830	14,819
Power Grid Corp. of India Ltd.	3,956,754	12,269
Prestige Estates Projects Ltd.	634,621	2,374
SH Kelkar & Co. Ltd. (b)	706,370	2,459
Vedanta Ltd.	2,811,240	10,387
Yes Bank Ltd.	1,452,065	7,444

		131,486
Indonesia 1.4%
PT Astra International Tbk	7,995,600	3,955
PT Bank Negara Indonesia Persero Tbk	14,001,300	8,514
PT Matahari Department Store Tbk	6,393,800	4,194
PT Sumber Alfaria Trijaya Tbk	56,636,000	2,751
		19,414
Kazakhstan 0.5%
KAZ Minerals PLC *	509,197	6,857

Korea 15.8%
Com2uS Corp.	80,381	14,263
Coway Co. Ltd.	225,765	18,284
DB Insurance Co. Ltd.	107,117	5,810
Hankook Tire Co. Ltd.	244,506	9,705
Hyundai Motor Co.	68,785	8,849
Korea Aerospace Industries Ltd. *	339,034	13,779
LG Chem Ltd.	56,431	17,681

Number of Shares		Value† (000's)
Mando Corp.	246,640	$8,779
NAVER Corp.	14,710	9,116
Orion Corp.	115,540	13,850
Samsung Electronics Co. Ltd.	1,403,395	65,900
SFA Engineering Corp.	279,158	9,412
SK Hynix, Inc.	308,947	26,714
SK Telecom Co. Ltd.	15,337	3,154
		225,296
Malaysia 0.7%
Inari Amertron Bhd	18,514,425	10,604

Mexico 2.5%
Fomento Economico Mexicano SAB de CV	1,419,700	11,814
Grupo Financiero Banorte SAB de CV, O Shares	1,594,348	8,446
Grupo GICSA SA de CV *	3,096,452	1,433
Infraestructura Energetica Nova SAB de CV	2,013,500	8,405
Unifin Financiera SAPI de CV	1,943,103	5,528
		35,626
Peru 0.8%
Credicorp Ltd.	53,100	11,757

Philippines 1.5%
Ayala Corp.	302,385	5,403
GT Capital Holdings, Inc.	249,725	4,617
Metropolitan Bank & Trust Co.	7,183,373	10,822
		20,842
Poland 1.6%
Dino Polska SA *(b)	501,460	15,061
PLAY Communications SA (b)	1,240,544	8,329
		23,390
Russia 3.5%
Detsky Mir PJSC (b)(c)	3,154,260	4,799
LUKOIL PJSC ADR	21,390	1,426
LUKOIL PJSC ADR	262,580	17,525
Sberbank of Russia PJSC (c)	2,863,923	10,200
X5 Retail Group NV GDR (b)	457,585	12,995
Yandex NV Class A *	110,000	3,687
		50,632
South Africa 6.9%
Barloworld Ltd.	541,715	5,660
Bid Corp. Ltd.	524,359	10,459
FirstRand Ltd.	3,254,430	15,339
JSE Ltd.	662,695	9,449
Life Healthcare Group Holdings Ltd.	5,862,748	13,125
Naspers Ltd., N Shares	111,865	26,591
Sasol Ltd.	492,036	17,683
		98,306

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)

Taiwan, Province of China 8.5%
Accton Technology Corp.	4,002,600	$11,463
Advanced Ceramic X Corp.	447,500	3,981
Delta Electronics, Inc.	2,119,200	7,841
Elite Advanced Laser Corp.	2,123,880	7,553
Elite Material Co. Ltd.	3,265,100	8,722
eMemory Technology, Inc.	601,400	7,272
Hu Lane Associate, Inc.	771,000	3,704
Kingpak Technology, Inc.	226,048	1,624
MediaTek, Inc.	1,186,200	12,266
Parade Technologies Ltd.	755,000	12,515
Taiwan Semiconductor Manufacturing Co. Ltd.	5,854,839	43,715
		120,656
Thailand 0.9%
CP ALL PCL (c)	4,932,400	12,450
Turkey 0.9%
Mavi Giyim Sanayi Ve Ticaret A/S Class B (b)	320,440	3,448
Sok Marketler Ticaret A/S *	4,081,543	9,331
Ulker Biskuvi Sanayi A/S	105,113	406
		13,185
Total Common Stocks (Cost $1,122,621)		1,314,005

Short-Term Investments 7.9%

Investment Companies 7.9%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (d)	113,009,408	113,010
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (e)	551,300	551

Total Short-Term Investments (Cost $113,561)		113,561

Total Investments 100.0% (Cost $1,236,182)		1,427,566

Liabilities Less Other Assets (0.0)% (f)		(596)

Net Assets 100.0%		$1,426,970

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2018. Total value of all such securities at May 31, 2018 amounted to $558,154 for the Fund.

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2018 amounted to approximately $51,189,000, which represents 3.6% of net assets of the Fund.

(c)
Security fair valued as of May 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2018 amounted to approximately $42,268,000, which represents 3.0% of net assets of the Fund.

(d)	Represents 7-day effective yield as of May 31, 2018.
(e)	Represents investment of cash collateral received from securities lending.
(f)	Represents less than 0.05% of net assets.
(g)	Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

(h)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At May 31, 2018, these securities amounted to approximately $14,819,000, which represents 1.0% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2018	Fair Value Percentage of Net Assets as of 5/31/2018
National Stock Exchange	4/13/2018	$15,300	1.1%	$14,819	1.0%
Total		$15,300	1.1%	$14,819	1.0%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Internet Software & Services	$155,863	10.9%
Banks	139,539	9.8%
Semiconductors & Semiconductor Equipment	124,378	8.7%
Electronic Equipment, Instruments & Components	75,195	5.3%
Technology Hardware, Storage & Peripherals	65,900	4.6%
Food & Staples Retailing	64,880	4.6%
Insurance	52,130	3.7%
Capital Markets	46,772	3.3%
Chemicals	37,823	2.7%
Pharmaceuticals	33,569	2.4%
Oil, Gas & Consumable Fuels	32,094	2.3%
Electric Utilities	29,911	2.1%
Media	29,086	2.0%
Wireless Telecommunication Services	28,313	2.0%
Thrifts & Mortgage Finance	27,786	1.9%
Household Durables	27,254	1.9%
Diversified Financial Services	25,359	1.8%
Health Care Providers & Services	22,211	1.6%
Auto Components	22,188	1.5%
Commercial Services & Supplies	18,885	1.3%
Hotels, Restaurants & Leisure	18,117	1.3%
Multiline Retail	17,492	1.2%
Software	17,404	1.2%
Metals & Mining	17,244	1.2%
Air Freight & Logistics	15,569	1.1%
Communications Equipment	15,444	1.1%
Food Products	14,256	1.0%
Aerospace & Defense	13,779	1.0%
Automobiles	12,804	0.9%
Personal Products	12,472	0.9%
Internet & Direct Marketing Retail	11,895	0.8%
Beverages	11,814	0.8%
Electrical Equipment	11,433	0.8%
Retail	9,331	0.6%
Machinery	8,886	0.6%
Gas Utilities	8,405	0.6%
Industrial Conglomerates	6,282	0.4%
Construction & Engineering	6,042	0.4%
Trading Companies & Distributors	5,660	0.4%
Consumer Finance	5,528	0.4%
Specialty Retail	4,799	0.3%
Real Estate Management & Development	3,807	0.3%
Textiles, Apparel & Luxury Goods	3,448	0.2%
IT Services	2,958	0.2%
Short-Term Investments and Other Assets-Net	112,965	7.9%
	$1,426,970	100.0%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Brazil	$2,958	$68,021	$—	$70,979
China	105,131	276,837	—	381,968
Hong Kong	—	57,033	—	57,033
India	—	116,667	14,819	131,486
Indonesia	2,751	16,663	—	19,414
Korea	18,284	207,012	—	225,296
Malaysia	—	10,604	—	10,604
Philippines	—	20,842	—	20,842
Poland	—	23,390	—	23,390
Russia	35,633	14,999	—	50,632
Taiwan, Province of China	—	12,450	—	12,450
Thailand	—	120,656	—	120,656
Other Common Stocks(a)	189,255	—	—	244,975
Total Common Stocks	354,012	945,174	14,819	1,314,005
Short-Term Investments	—	113,561	—	113,561
Total Investments	$354,012	$1,058,735	$14,819	$1,427,566

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended May 31, 2018, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $519,427,804 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2018, due to the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments or due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

(b) The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2018
Investments in Securities: (000's omitted)
Common Stocks
India	$—	$—	$—	$(514)	$15,333	$—	$—	$—	$14,819	$(514)
Total	$—	$—	$—	$(514)	$15,333	$—	$—	$—	$14,819	$(514)

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2018.

Asset class	Fair value at 5/31/2018	Valuation approach	Unobservable input	Range per unit	Input value per unit	Impact to valuation from decrease in input (c)
Common Stock	$14,819,000	Market Approach	Transaction Price	$13.93	$13.93	Decrease

(c) Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Schedule of Investments Equity Income Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)
Common Stocks 87.7%

Aerospace & Defense 3.2%
BAE Systems PLC	3,315,000	$28,177
Lockheed Martin Corp.	74,700	23,496
		51,673
Banks 8.3%
First Hawaiian, Inc.	729,200	21,351
JPMorgan Chase & Co. (a)	374,000	40,022
PNC Financial Services Group, Inc.	115,000	16,492
SunTrust Banks, Inc.	355,100	23,973
Umpqua Holdings Corp.	1,366,000	32,155
		133,993
Beverages 1.4%
PepsiCo, Inc.	220,000	22,055

Biotechnology 1.9%
Gilead Sciences, Inc.	459,100	30,943

Capital Markets 1.9%
Virtu Financial, Inc. Class A	980,250	30,437

Chemicals 2.2%
LyondellBasell Industries NV Class A	150,000	16,818
Nutrien Ltd.	326,000	16,512
Umicore SA	44,118	2,496
		35,826
Communications Equipment 1.4%
Cisco Systems, Inc. (a)	539,500	23,042

Construction & Engineering 1.5%
Ferrovial SA	383,000	7,804
Vinci SA	165,000	16,149
		23,953
Containers & Packaging 1.0%
International Paper Co. (a)	296,200	15,847

Electric Utilities 6.5%
American Electric Power Co., Inc.	100,300	6,815
Exelon Corp.	877,000	36,299
Great Plains Energy, Inc.	493,000	16,733
NextEra Energy, Inc.	275,000	45,598
		105,445
Energy Equipment & Services 1.6%
Helmerich & Payne, Inc.	395,163	26,231

Equity Real Estate Investment Trusts 12.1%
Alexandria Real Estate Equities, Inc.	202,000	25,234
CoreSite Realty Corp.	155,398	16,497
Crown Castle International Corp.	243,900	25,402
Douglas Emmett, Inc.	450,000	17,321
Easterly Government Properties, Inc.	221,500	4,485

Number of Shares		Value† (000's)
Equinix, Inc. (a)	66,700	$26,470
Host Hotels & Resorts, Inc.	1,723,300	37,275
Outfront Media, Inc.	1,300,400	25,800
Weyerhaeuser Co.	440,000	16,425
		194,909
Food & Staples Retailing 1.4%
Walmart, Inc.	276,000	22,781

Food Products 0.8%
Flowers Foods, Inc.	660,000	13,398

Hotels, Restaurants & Leisure 1.4%
Las Vegas Sands Corp.	275,000	22,168

Household Products 0.6%
Procter & Gamble Co. (a)	136,800	10,010

Industrial Conglomerates 1.0%
Siemens AG	120,000	15,642

IT Services 1.7%
Paychex, Inc.	424,400	27,832

Media 1.6%
Interpublic Group of Cos., Inc.	1,139,500	25,753

Metals & Mining 3.1%
Rio Tinto PLC ADR	874,000	49,556

Mortgage Real Estate Investment 1.3%
Blackstone Mortgage Trust, Inc. Class A	648,900	20,499

Multi-Utilities 7.4%
Ameren Corp.	295,000	17,461
DTE Energy Co.	317,000	32,470
NiSource, Inc.	1,415,400	35,810
Sempra Energy	164,700	17,546
WEC Energy Group, Inc.	259,800	16,406
		119,693
Oil, Gas & Consumable Fuels 7.4%
ONEOK, Inc.	314,700	21,450
Pembina Pipeline Corp.	710,000	24,696
Suncor Energy, Inc.	1,120,000	44,554
TOTAL SA	457,000	27,808
		118,508
Pharmaceuticals 3.2%
Johnson & Johnson	229,100	27,405
Pfizer, Inc.	691,000	24,828
		52,233
Road & Rail 0.5%
Union Pacific Corp.	52,000	7,423

Semiconductors & Semiconductor Equipment 4.8%
Maxim Integrated Products, Inc.	630,700	36,990
QUALCOMM, Inc.	193,200	11,229

Number of Shares		Value† (000's)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	740,000	$28,638
		76,857
Software 2.4%
Microsoft Corp. (a)	386,100	38,162

Specialty Retail 3.9%
Home Depot, Inc.	86,500	16,137
L Brands, Inc.	550,000	18,650
Williams-Sonoma, Inc.	497,926	27,570
		62,357
Technology Hardware, Storage & Peripherals 1.1%
Western Digital Corp. (a)	219,162	18,302

Transportation Infrastructure 1.1%
Sydney Airport	3,179,137	17,475

Total Common Stocks (Cost $1,134,303)		1,413,003

Preferred Stocks 0.5%

Equity Real Estate Investment Trust 0.3%
Farmland Partners, Inc. Ser. B, 6.00% (b)	212,520	5,296

Oil, Gas & Consumable Fuel 0.2%
El Paso Energy Capital Trust I, 4.75%	63,465	2,999

Total Preferred Stocks (Cost $7,901)		8,295

Rights 0.0%(c)

Construction & Engineering 0.0%(c)
Ferrovial SA * (Cost $142)	383,000	139
	Principal Amount
Convertible Bonds 11.3%

Banks 1.0%
Hope Bancorp, Inc., 2.00%, due 5/15/38(d)	$16,415,000	16,323

Biotechnology 0.6%
BioMarin Pharmaceutical, Inc., 0.60%, due 8/1/24	4,565,000	4,524
Exact Sciences Corp., 1.00%, due 1/15/25	4,540,000	4,808
		9,332
Communications Equipment 0.1%
Finisar Corp., 0.50%, due 12/15/36	2,685,000	2,429

Equity Real Estate Investment Trusts 2.5%
Extra Space Storage LP, 3.13%, due 10/1/35(d)	33,260,000	37,783
IH Merger Sub LLC, 3.50%, due 1/15/22	2,600,000	2,837
		40,620

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont'd)

Principal Amount		Value (000's)
Independent Power and Renewable Electricity Producers 1.0%
NextEra Energy Partners L.P., 1.50%, due 9/15/20(d)	$16,535,000	$16,547

Internet & Direct Marketing Retail 0.2%
Liberty Expedia Holdings, Inc., 1.00%, due 6/30/47(d)	3,615,000	3,540

Internet Software & Services 1.2%
Envestnet, Inc., 1.75%, due 6/1/23(d)(e)	10,930,000	11,026
LinkedIn Corp., 0.50%, due 11/1/19	8,600,000	8,568
		19,594
IT Services 0.2%
GDS Holdings Ltd., 2.00%, due 6/1/25(d)	3,190,000	3,190

Media 1.3%
Gannett Co., Inc., 4.75%, due 4/15/24(d)	2,730,000	2,941
Liberty Media Corp., 2.13%, due 3/31/48(d)	16,500,000	16,830
Live Nation Entertainment, Inc., 2.50%, due 3/15/23(d)	860,000	862
		20,633
Metals & Mining 0.9%
Endeavour Mining Corp., 3.00%, due 2/15/23(d)	13,765,000	13,902

Oil, Gas & Consumable Fuels 0.8%
Golar LNG Ltd., 2.75%, due 2/15/22	8,950,000	9,065
Teekay Corp., 5.00%, due 1/15/23(d)	3,664,000	3,521
		12,586
Semiconductors & Semiconductor Equipment 0.1%
Rambus, Inc., 1.38%, due 2/1/23(d)	1,378,000	1,354

Software 1.4%
Guidewire Software, Inc., 1.25%, due 3/15/25	9,000,000	9,374
PROS Holdings, Inc., 2.00%, due 6/1/47(d)	4,265,000	4,180
Verint Systems, Inc., 1.50%, due 6/1/21	8,700,000	8,377
		21,931
Total Convertible Bonds (Cost $175,314)		181,981
Number of Shares		Value† (000's)
Short-Term Investments 0.4%

Investment Companies 0.4%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (f) (Cost $7,282)	7,281,758	$7,282

Total Investments 99.9% (Cost $1,324,942)		1,610,700
Other Assets Less Liabilities 0.1%(g)		1,100

Net Assets 100.0%		$1,611,800

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)
Step Security. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The rate shown was the current rate as of May 31, 2018.

(c)	Represents less than 0.05% of net assets.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2018, these securities amounted to approximately $131,999,000, which represents 8.2% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(e)	Illiquid security.
(f)	Represents 7-day effective yield as of May 31, 2018.
(g)	Includes the impact of the Fund's open positions in derivatives at May 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont'd)

Derivative Instruments

Written option contracts ("options written")

At May 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Banks
JPMorgan Chase & Co.	189	$2,022,489	130	12/21/2018	$(12,474)

Chemicals
Nutrien Ltd.	150	759,750	135	7/20/2018	(0)	(a)(b)
Nutrien Ltd.	150	759,750	140	7/20/2018	(0)	(a)(b)
					(0)
Communications Equipment
Cisco Systems, Inc.	300	1,281,300	37	6/15/2018	(184,500)
Cisco Systems, Inc.	300	1,281,300	39	6/15/2018	(114,000)
					(298,500)
Electric Utilities
Exelon Corp.	250	1,034,750	45	1/18/2019	(16,875)
NextEra Energy, Inc.	200	3,316,200	180	12/21/2018	(34,500)
					(51,375)
Equity Real Estate Investment Trusts
Host Hotels & Resorts, Inc.	250	540,750	23	1/18/2019	(18,125)

Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	150	1,209,150	85	12/21/2018	(52,125)
Las Vegas Sands Corp.	150	1,209,150	90	12/21/2018	(28,575)
Las Vegas Sands Corp.	150	1,209,150	95	1/18/2019	(18,150)
					(98,850)
IT Services
Paychex, Inc.	250	1,639,500	72.5	1/18/2019	(28,750)

Metals & Mining
Rio Tinto PLC	250	1,417,500	62.5	10/19/2018	(30,625)
Rio Tinto PLC	250	1,417,500	65	1/18/2019	(36,250)
Rio Tinto PLC	250	1,417,500	67.5	1/18/2019	(26,250)
					(93,125)
Oil, Gas & Consumable Fuels
ONEOK, Inc.	150	1,022,400	70	10/19/2018	(38,250)
ONEOK, Inc.	150	1,022,400	72.5	1/18/2019	(39,000)
Suncor Energy, Inc.	200	795,600	44	12/21/2018	(22,500)
					(99,750)
Road & Rail
Union Pacific Corp.	100	1,427,600	160	8/17/2018	(9,950)

Software
Microsoft Corp.	250	2,471,000	100	7/20/2018	(70,000)
Microsoft Corp.	250	2,471,000	105	9/21/2018	(53,625)
Microsoft Corp.	200	1,976,800	115	1/18/2019	(31,800)
					(155,425)
Specialty Retail
Williams-Sonoma, Inc.	250	1,384,250	62.5	11/16/2018	(39,375)
Williams-Sonoma, Inc.	250	1,384,250	65	1/18/2019	(38,750)
					(78,125)
Total options written (premium received: $674,769)					$(944,449)

(a)	Security fair valued as of May 31, 2018 in accordance with procedures approved by the Board of Trustees.

(b)	Value determined using significant unobservable inputs.

At May 31, 2018, the Fund had securities pledged in the amount of $30,196,891 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Transportation Infrastructure	$—	$17,475	$—	$17,475
Other Common Stocks(a)	1,395,528	—	—	1,395,528
Total Common Stocks	1,395,528	17,475	—	1,413,003
Preferred Stocks(a)	8,295	—	—	8,295
Rights(a)	139	—	—	139
Convertible Bonds(a)	—	181,981	—	181,981
Short-Term Investments	—	7,282	—	7,282
Total Investments	$1,403,962	$206,738	$—	$1,610,700

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2018, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $18,702,000  was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2018, due to the use of Interactive Data Pricing and Reference Data LLC adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of May 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(944)	$—	$(0)	$(944)
Total	$(944)	$—	$(0)	$(944)

(a) The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2018
Investments in Securities: (000’s omitted)
Options Written(b)
Calls
Chemicals	$—	$—	$—	$55	$—	$(55)	$—	$—	$(0)	$55
Total	$—	$—	$—	$55	$—	$(55)	$—	$—	$(0)	$55

(b)
As of the period ended May 31, 2018, these securities were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 98.2%

Aerospace & Defense 1.1%
General Dynamics Corp.	41,000	$8,270

Auto Components 1.4%
Aptiv PLC	104,000	10,140

Banks 8.3%
Comerica, Inc.	319,500	30,126
JPMorgan Chase & Co.	278,100	29,759
		59,885
Biotechnology 4.4%
BioMarin Pharmaceutical, Inc. *	87,000	7,860
Gilead Sciences, Inc.	355,000	23,927
		31,787
Building Products 1.3%
Johnson Controls International PLC	280,000	9,397

Capital Markets 4.7%
Intercontinental Exchange, Inc.	336,000	23,819
Morgan Stanley	203,200	10,189
		34,008
Chemicals 2.0%
Ashland Global Holdings, Inc.	108,000	8,394
Praxair, Inc.	41,000	6,406
		14,800
Communications Equipment 3.5%
Motorola Solutions, Inc.	235,000	25,225

Containers & Packaging 1.0%
Packaging Corp. of America	64,000	7,520

Distributors 3.2%
LKQ Corp. *	720,000	22,874

Food & Staples Retailing 1.2%
Walmart, Inc.	106,000	8,749

Food Products 3.3%
Mondelez International, Inc. Class A	600,000	23,562

Health Care Equipment & Supplies 2.5%
Zimmer Biomet Holdings, Inc.	159,000	17,730

Health Care Providers & Services 4.5%
Cigna Corp.	62,000	10,501
Express Scripts Holding Co. *	289,000	21,909
		32,410
Hotels, Restaurants & Leisure 2.1%
Carnival Corp.	247,000	15,383

Household Durables 2.7%
Whirlpool Corp.	135,000	19,541
Number of Shares		Value† (000's)

Insurance 2.7%
Athene Holding Ltd. Class A *	435,000	$19,431

Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc. *	17,000	27,704

Internet Software & Services 5.2%
Alphabet, Inc. Class A *	17,100	18,810
Alphabet, Inc. Class C *	17,600	19,096
		37,906
IT Services 1.5%
Worldpay, Inc. Class A *	135,000	10,728

Media 3.4%
Charter Communications, Inc. Class A *	50,000	13,052
Twenty-First Century Fox, Inc. Class A	290,000	11,180
		24,232
Multi-Utilities 2.7%
DTE Energy Co.	188,000	19,257

Oil, Gas & Consumable Fuels 6.9%
Cabot Oil & Gas Corp.	675,000	15,424
EOG Resources, Inc.	176,000	20,734
Phillips 66	90,000	10,484
WPX Energy, Inc. *	175,000	3,187
		49,829
Personal Products 2.2%
Unilever NV	280,000	15,616

Pharmaceuticals 2.6%
Pfizer, Inc.	525,000	18,863

Professional Services 2.1%
Equifax, Inc.	132,000	15,043

Road & Rail 3.7%
CSX Corp.	417,400	26,985

Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	213,000	20,699

Software 4.6%
Autodesk, Inc. *	116,400	15,027
Electronic Arts, Inc. *	138,000	18,066

		33,093

Technology Hardware, Storage & Peripherals 2.8%
Western Digital Corp.	240,000	20,042

Wireless Telecommunication Services 3.9%
T-Mobile US, Inc. *	510,000	28,407

Total Common Stocks (Cost $604,831)		709,116

Number of Shares		Value† (000's)

Short-Term Investments 1.9%

Investment Companies 1.9%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.67% (a) (Cost $13,380)	13,379,471	$13,380

Total Investments 100.1% (Cost $618,211)		722,496
Liabilities Less Other Assets (0.1)%		(402)

Net Assets 100.0%		$722,094

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$709,116	$—	$—	$709,116
Short-Term Investments	—	13,380	—	13,380
Total Investments	$709,116	$13,380	$—	$722,496

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

As of period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

Other Financial Instruments

The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2018
Other Financial Instruments: (000’s omitted)
Options Written(a) Puts Food Products	$(0)	$-	$16	$(16)	$0	$-	$-	$-	$-	$-
Total	$(0)	$-	$16	$(16)	$0	$-	$-	$-	$-	$-

 (a)  At the beginning of the period, the Fund’s Level 3 investments were valued based on using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The Fund held no Level 3 investments at May 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 99.1%

Aerospace & Defense 0.3%
Astronics Corp. *	955,781	$33,644

Air Freight & Logistics 0.6%
Forward Air Corp.	1,012,824	60,081

Airlines 0.7%
Allegiant Travel Co.	487,978	73,856

Auto Components 1.4%
Fox Factory Holding Corp. *	1,504,393	59,800
LCI Industries	1,027,013	90,069
		149,869
Automobiles 0.4%
Thor Industries, Inc.	430,653	39,878

Banks 12.5%
Bank of Hawaii Corp.	1,832,209	155,609
Bank of the Ozarks, Inc.	2,536,341	120,578
BOK Financial Corp.	1,168,069	117,916
Columbia Banking System, Inc.	2,073,120	88,149
Community Bank System, Inc.	1,425,260	85,345
Cullen/Frost Bankers, Inc.	1,475,750	168,575
CVB Financial Corp.	4,986,537	115,638
First Financial Bankshares, Inc.	2,402,983	126,397
First Hawaiian, Inc.	1,536,299	44,983
FNB Corp.	4,724,868	62,604
Glacier Bancorp, Inc.	1,688,167	65,822
Lakeland Financial Corp.	764,164	37,283
LegacyTexas Financial Group, Inc.	2,084,369	87,523
PacWest Bancorp	1,229,471	65,236
		1,341,658
Beverages 0.6%
MGP Ingredients, Inc.	711,658	63,017

Biotechnology 0.3%
Abcam PLC	1,891,845	30,556

Building Products 1.8%
AAON, Inc.	2,552,158	77,841
AO Smith Corp.	1,414,238	89,196
Patrick Industries, Inc. *	478,846	29,018
		196,055
Capital Markets 3.2%
Artisan Partners Asset Management, Inc. Class A	1,368,311	44,196
BrightSphere Investment Group PLC	2,835,351	43,976
FactSet Research Systems, Inc.	327,026	65,736
Houlihan Lokey, Inc.	880,933	43,069
MarketAxess Holdings, Inc.	672,525	143,685
		340,662
Number of Shares		Value† (000's)

Chemicals 3.9%
Balchem Corp.	1,064,722	$102,671
Chase Corp.	303,523	36,104
Innophos Holdings, Inc.	442,555	21,035
NewMarket Corp.	123,697	47,535
Quaker Chemical Corp.	502,532	76,812
Sensient Technologies Corp.	2,005,651	134,880
		419,037
Commercial Services & Supplies 3.4%
Healthcare Services Group, Inc.	2,202,148	79,608
MSA Safety, Inc.	661,826	61,550
Rollins, Inc.	3,105,384	154,555
UniFirst Corp.	365,679	64,944
		360,657
Communications Equipment 1.0%
NetScout Systems, Inc. *(a)	4,066,613	109,799

Construction & Engineering 0.9%
Valmont Industries, Inc.	704,151	102,912

Construction Materials 1.4%
Eagle Materials, Inc.	1,397,462	151,457

Containers & Packaging 1.1%
AptarGroup, Inc.	1,293,993	119,461

Distributors 2.2%
Pool Corp.	1,649,699	235,775

Diversified Consumer Services 0.9%
Bright Horizons Family Solutions, Inc. *	919,904	93,094

Electrical Equipment 0.5%
AZZ, Inc.	1,285,613	55,603

Electronic Equipment, Instruments & Components 5.5%
Cognex Corp.	1,957,962	89,498
Littelfuse, Inc.	875,026	189,924
Novanta, Inc. *	974,379	63,189
Rogers Corp. *(a)	1,159,079	132,089
Zebra Technologies Corp. Class A *	747,360	114,727
		589,427
Energy Equipment & Services 1.1%
Apergy Corp. *	1,226,925	52,991
Pason Systems, Inc.	3,972,772	61,447
		114,438
Food Products 2.3%
Calavo Growers, Inc. (a)	927,409	81,612
J & J Snack Foods Corp.	478,197	67,722
Lancaster Colony Corp.	774,355	97,646
		246,980
Health Care Equipment & Supplies 6.9%
Atrion Corp.	81,650	48,174
Cantel Medical Corp.	1,167,720	127,387
Haemonetics Corp. *	1,105,123	99,848
Number of Shares		Value† (000's)
Heska Corp. *(a)	455,306	$48,690
IDEXX Laboratories, Inc. *	870,119	181,167
Neogen Corp. *	452,201	34,236
West Pharmaceutical Services, Inc.	2,169,814	201,793
		741,295
Health Care Providers & Services 3.5%
Chemed Corp.	592,689	193,217
Henry Schein, Inc. *	1,047,470	72,485
Tivity Health, Inc. *	1,379,291	48,344
U.S. Physical Therapy, Inc. (a)	665,509	62,125
		376,171
Hotels, Restaurants & Leisure 2.2%
Cheesecake Factory, Inc.	635,237	32,912
Cracker Barrel Old Country Store, Inc.	424,049	66,453
Papa John's International, Inc.	853,599	43,832
Texas Roadhouse, Inc.	1,505,960	93,324
		236,521
Household Durables 0.3%
Installed Building Products, Inc. *	506,930	30,745

Household Products 2.4%
Church & Dwight Co., Inc.	2,849,576	133,787
Energizer Holdings, Inc.	912,659	55,435
WD-40 Co.	492,379	67,727
		256,949
Industrial Conglomerates 0.4%
Raven Industries, Inc.	1,137,073	42,981

Insurance 1.4%
AMERISAFE, Inc.	836,779	49,914
RLI Corp.	1,504,990	98,848
		148,762
IT Services 1.3%
Jack Henry & Associates, Inc.	1,099,347	137,484

Life Sciences Tools & Services 2.3%
Bio-Techne Corp.	1,149,597	172,807
ICON PLC *	620,753	80,065
		252,872
Machinery 6.3%
Graco, Inc.	1,601,667	72,716
Lindsay Corp.	499,657	49,176
Middleby Corp. *	845,970	84,275
Nordson Corp.	778,676	97,825
RBC Bearings, Inc. *(a)	1,253,805	157,616
Toro Co.	2,125,103	123,256
Wabtec Corp.	929,116	90,598
		675,462
Media 2.1%
Cable One, Inc.	72,352	46,974
Gray Television, Inc. *	3,248,939	35,738

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Nexstar Media Group, Inc. Class A	2,171,614	$143,978
		226,690
Multiline Retail 0.3%
Ollie's Bargain Outlet Holdings, Inc. *	488,875	34,563

Oil, Gas & Consumable Fuels 3.2%
Centennial Resource Development, Inc. Class A *	6,416,418	112,929
Matador Resources Co. *	3,678,490	103,255
RSP Permian, Inc. *	1,256,028	54,939
WPX Energy, Inc. *	3,755,520	68,388
		339,511
Paper & Forest Products 0.8%
Stella-Jones, Inc.	2,546,800	91,399

Professional Services 1.3%
Exponent, Inc. (a)	1,447,652	142,304

Real Estate Management & Development 0.5%
FirstService Corp.	737,480	51,911

Semiconductors & Semiconductor Equipment 3.2%
Cabot Microelectronics Corp.	829,222	93,843
MKS Instruments, Inc.	816,141	91,571
Power Integrations, Inc. (a)	2,062,708	155,013
		340,427
Software 10.0%
Altair Engineering, Inc. Class A *	894,810	31,488
Aspen Technology, Inc. *	2,588,195	241,375
Computer Modelling Group Ltd.	3,966,434	29,348
Constellation Software, Inc.	76,160	59,993
Fair Isaac Corp. *	902,280	166,047
Manhattan Associates, Inc. *	3,299,671	143,602
Monotype Imaging Holdings, Inc.	1,649,505	35,629
Qualys, Inc. *(a)	1,951,421	150,162
Tyler Technologies, Inc. *	915,425	212,031
		1,069,675
Specialty Retail 2.6%
Asbury Automotive Group, Inc. *	695,497	48,372
Floor & Decor Holdings, Inc. Class A *	573,685	26,963
Lithia Motors, Inc. Class A	876,746	85,702
Monro, Inc.	1,107,945	62,156
Tractor Supply Co.	795,168	59,089
		282,282

Number of Shares		Value† (000's)

Trading Companies & Distributors 2.1%
Applied Industrial Technologies, Inc.	443,947	$30,965
Richelieu Hardware Ltd. (b)	1,235,578	28,541
SiteOne Landscape Supply, Inc. *	719,727	54,447
Watsco, Inc.	638,466	117,491
		231,444
Total Common Stocks (Cost $5,669,593)		10,637,364

Short-Term Investments 1.0%

Investment Companies 1.0%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (c)	53,370,340	53,370
State Street Institutional Treasury Plus Money Market Fund Premier Class, 1.61% (c)	51,964,732	51,965

Total Short-Term Investments (Cost $105,335)		105,335

Total Investments 100.1% (Cost $5,774,928)		10,742,699

Liabilities Less Other Assets (0.1)%		(11,687)

Net Assets 100.0%		$10,731,012

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)
Security fair valued as of May 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2018 amounted to approximately $28,541,000, which represents 0.3% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Trading Companies & Distributors	$202,903	$28,541	$—	$231,444
Other Common Stocks(a)	10,405,920	—	—	10,405,920
Total Common Stocks	10,608,823	28,541	—	10,637,364
Short-Term Investments	—	105,335	—	105,335
Total Investments	$10,608,823	$133,876	$—	$10,742,699

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2018, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $30,765,000 was transferred from Level 2 to Level 1. These securities had been categorized as Level 2 as of August 31, 2017, due to the use of pricing methodology in accordance with procedures approved by the Board of Trustees.

§      Investments in Affiliates(a):

	Balance of Shares Held August 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held May 31, 2018	Value May 31, 2018	Distributions from Investments in Affiliated Issuers	Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Genesis
Calavo Growers, Inc.	1,104,279	-	176,870	927,409	$81,611,992	$962,962	$3,633,869	$17,532,299
Exponent, Inc.	1,723,752	-	276,100	1,447,652	142,304,192	714,223	15,751,224	29,833,792
Heska Corp.	392,697	119,710	57,101	455,306	48,690,424	-*	497,003	2,326,572
NetScout Systems, Inc.	4,272,673	286,050	492,110	4,066,613	109,798,551	-*	(1,416,212)	(26,073,257)
Power Integrations, Inc.	2,029,349	131,940	98,581	2,062,708	155,012,506	948,846	4,109,102	811,152
Qualys, Inc.	1,745,452	391,211	185,242	1,951,421	150,161,846	-*	3,675,856	54,608,498
RBC Bearings, Inc.	1,450,858	38,317	235,370	1,253,805	157,615,827	-*	11,008,516	10,992,794
Rogers Corp.	1,145,268	113,970	100,159	1,159,079	132,088,643	-*	8,226,205	(11,669,449)
U.S. Physical Therapy, Inc.	792,415	-	126,906	665,509	62,125,265	455,351	1,716,198	21,718,738
Sub-total for affiliates held as of 5/31/18(b)					$1,039,409,246	$3,081,382	$47,201,761	$100,081,139
Astronics Corp.	1,138,109	-	182,328	955,781	$33,643,491	$-*	$(1,626,464)	$11,852,470
AZZ, Inc.	1,499,039	20,575	234,001	1,285,613	55,602,762	731,148	(3,304,490)	(4,573,984)
Bank of Hawaii Corp.	2,181,636	-	349,427	1,832,209	155,609,510	3,105,841	8,717,932	5,688,448
CommerceHub, Inc. Series A	-	1,262,960	1,262,960	-	-	-*	92,892	-
Computer Modelling Group Ltd.	4,240,438	387,180	661,184	3,966,434	29,347,645	995,906	388,026	285,438
CVB Financial Corp.	5,937,653	-	951,116	4,986,537	115,637,793	2,222,272	5,947,149	9,290,596
Gray Television, Inc.	4,247,791	-	998,852	3,248,939	35,738,329	-*	103,206	(11,271,200)
LegacyTexas Financial Group, Inc.	2,481,903	-	397,534	2,084,369	87,522,654	1,049,036	3,544,646	10,878,259

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)

Lindsay Corp.	594,944	-	95,287	499,657	49,176,242	468,218	2,434,958	3,926,312
MGP Ingredients, Inc.	847,383	-	135,725	711,658	63,017,316	146,391	2,856,129	22,049,311
Monotype Imaging Holdings, Inc.	2,722,100	-	1,072,595	1,649,505	35,629,308	751,023	(2,665,624)	13,856,165
Nexstar Media Group, Inc. Class A	2,523,996	-	352,382	2,171,614	143,978,008	2,360,344	6,604,686	9,369,195
Pason Systems, Inc.	4,695,341	-	722,569	3,972,772	61,446,865	1,743,890	158,987	4,276,635
Sensient Technologies Corp.	2,485,181	37,510	517,040	2,005,651	134,880,030	2,220,876	19,540,759	(28,904,381)
Sub-total for securities no longer affiliated as of 5/31/18(c)					$1,001,229,953	$15,794,945	$42,792,792	$46,723,264
Total					$2,040,639,199	$ 18,876,327	$89,994,553	$146,804,403

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(b)	At May 31, 2018, these securities amounted to approximately 9.7% of net assets of the Fund.

(c)	At May 31, 2018, the issuers of these securities were no longer affiliated with the Fund.

*	Security did not produce income during the last twelve months.

Schedule of Investments Global Equity Fund
(Unaudited) (cont'd)

Number of Shares		Value† (000's)

Common Stocks 97.7%

Australia 1.1%
Insurance Australia Group Ltd.	9,470	$58

Belgium 0.7%
KBC Group NV	512	40

Canada 5.0%
Alimentation Couche-Tard, Inc. Class B	1,838	77
Kinaxis, Inc. *	976	64
Suncor Energy, Inc.	1,309	52
Waste Connections, Inc.	1,047	81
		274
China 3.1%
Alibaba Group Holding Ltd. ADR *	565	112
Baidu, Inc. ADR *	243	59
		171
France 1.8%
Air Liquide SA	329	40
Valeo SA	913	58
		98
Germany 3.3%
Continental AG	255	65
Gerresheimer AG	340	26
Henkel AG & Co. KGaA, Preference Shares	494	61
SAP SE ADR	249	28
		180
Hong Kong 3.4%
AIA Group Ltd.	8,600	78
Haier Electronics Group Co. Ltd. *	15,350	55
Techtronic Industries Co. Ltd.	9,000	54
		187
Ireland 0.8%
CRH PLC	1,160	43

Israel 2.0%
Check Point Software Technologies Ltd. *	666	65
Tower Semiconductor Ltd. *	1,655	43
		108
Italy 0.7%
Brembo SpA	2,709	39

Japan 6.8%
Bridgestone Corp.	830	33
Daikin Industries Ltd.	550	63
Hoya Corp.	700	42
Ichigo, Inc.	10,500	49
Kao Corp.	600	46
Kose Corp.	225	49
Tokyo Electron Ltd.	225	42
Number of Shares		Value† (000's)
Toyota Motor Corp.	750	$48
		372
Mexico 0.5%
Infraestructura Energetica Nova SAB de CV	6,828	28

Netherlands 5.6%
AerCap Holdings NV *	1,320	73
ASML Holding NV	767	150
Heineken NV	475	48
Intertrust NV (a)	1,718	32
		303
Norway 1.0%
Sbanken ASA (a)	5,327	52

Singapore 0.5%
DBS Group Holdings Ltd.	1,400	29

Switzerland 7.4%
Cie Financiere Richemont SA	628	58
Ferguson PLC	574	45
Givaudan SA	31	69
Julius Baer Group Ltd. *	1,285	75
Roche Holding AG	236	50
SGS SA	24	62
Sonova Holding AG	255	44
		403
United Kingdom 8.8%
Aon PLC	570	80
Bunzl PLC	1,430	43
Compass Group PLC	2,705	58
Howden Joinery Group PLC	9,515	63
Prudential PLC	2,278	55
RELX PLC	2,674	59
St. James's Place PLC	3,781	60
Virgin Money Holdings UK PLC	13,954	64
		482
United States 45.2%
Activision Blizzard, Inc.	970	69
Alphabet, Inc. Class A *	45	50
Alphabet, Inc. Class C *	45	49
Amazon.com, Inc. *	103	168
Apple, Inc.	504	94
Biogen, Inc. *	241	71
BlackRock, Inc.	150	80
Cabot Oil & Gas Corp.	2,665	61
Cardinal Health, Inc.	845	44
CDW Corp.	1,164	93
Centene Corp. *	605	71
Comerica, Inc.	616	58
Core Laboratories NV	357	44
CVS Health Corp.	715	45
Delphi Technologies PLC	523	26
EOG Resources, Inc.	688	81
Estee Lauder Cos., Inc. Class A	528	79
Number of Shares		Value† (000's)
Expedia Group, Inc.	173	$21
Fidelity National Information Services, Inc.	810	83
First Republic Bank	300	30
Gilead Sciences, Inc.	415	28
Graco, Inc.	2,155	98
Halliburton Co.	810	40
Henry Schein, Inc. *	940	65
Intercontinental Exchange, Inc.	1,095	78
JPMorgan Chase & Co.	770	82
Medtronic PLC	856	74
Monsanto Co.	350	45
RPM International, Inc.	1,020	51
Samsonite International SA (b)(c)	9,650	33
Sealed Air Corp.	1,350	59
Sensata Technologies Holding PLC *	1,675	86
Service Corp. International	1,045	38
T-Mobile US, Inc. *	1,065	59
TE Connectivity Ltd.	445	41
VF Corp.	825	67
Visa, Inc. Class A	660	86
Western Digital Corp.	900	75
Worldpay, Inc. Class A *	677	51
		2,473
Total Common Stocks (Cost $4,089)		5,340

Short-Term Investments 3.1%

Investment Companies 3.1%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (d) (Cost $172)	172,289	172

Total Investments 100.8% (Cost $4,261)		5,512
Liabilities Less Other Assets (0.8)%		(44)

Net Assets 100.0%		$5,468

* Non-income producting security.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont'd)

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2018 amounted to approximately $84,000, which represents 1.5% of net assets of the Fund.

(b)
Security fair valued as of May 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2018 amounted to approximately $33,000, which represents approximately 0.6% of net assets of the Fund.

(c)	Value determined using significant unobservable inputs.
(d)	Represents 7-day effective yield as of May 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$355	6.5%
Capital Markets	293	5.4%
Insurance	271	5.0%
Internet Software & Services	270	4.9%
Semiconductors & Semiconductor Equipment	235	4.3%
Software	226	4.1%
Health Care Providers & Services	225	4.1%
Trading Companies & Distributors	224	4.1%
Auto Components	221	4.0%
IT Services	220	4.0%
Chemicals	205	3.7%
Oil, Gas & Consumable Fuels	194	3.5%
Internet & Direct Marketing Retail	189	3.5%
Personal Products	174	3.2%
Technology Hardware, Storage & Peripherals	169	3.1%
Health Care Equipment & Supplies	160	2.9%
Textiles, Apparel & Luxury Goods	158	2.9%
Professional Services	153	2.8%
Electronic Equipment, Instruments & Components	134	2.4%
Household Durables	109	2.0%
Biotechnology	99	1.8%
Machinery	98	1.8%
Electrical Equipment	86	1.6%
Energy Equipment & Services	84	1.5%
Commercial Services & Supplies	81	1.5%
Food & Staples Retailing	77	1.4%
Building Products	63	1.2%
Household Products	61	1.1%
Containers & Packaging	59	1.1%
Wireless Telecommunication Services	59	1.1%
Hotels, Restaurants & Leisure	58	1.1%
Pharmaceuticals	50	0.9%
Real Estate Management & Development	49	0.9%
Automobiles	48	0.9%
Beverages	48	0.9%
Construction Materials	43	0.8%
Diversified Consumer Services	38	0.7%
Gas Utilities	28	0.5%
Life Sciences Tools & Services	26	0.5%
Short-Term Investments and Other Liabilities -Net	128	2.3%
	$5,468	100.0%

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Australia	$—	$58	$—	$58
Hong Kong	—	187	—	187
Japan	—	372	—	372
Singapore	—	29	—	29
United States	2,440	—	33	2,473
Other Common Stocks(a)	2,221	—	—	2,221
Total Common Stocks	4,661	646	33	5,340
Short-Term Investments	—	172	—	172
Total Investments	$4,661	$818	$33	$5,512

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2018
Investments in Securities: (000’s omitted)
Common Stocks(c)
United States	$—	$—	$—	$(7)	$3	$(1)	$38	$—	$33	$(7)
Total	$—	$—	$—	$(7)	$3	$(1)	$38	$—	$33	$(7)

(c)
 As of the period ended May 31, 2018, these securities were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

As of the period ended May 31, 2018, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $385,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2018, due to the use of Interactive Data Pricing and Reference Data LLC adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments. In addition, approximately $38,000 was transferred from Level 1 to Level 3. These securities were categorized as Level 3 as of May 31, 2018, due to the use of pricing methodology in accordance with procedures approved by the Board of Trustees.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 98.6%

Australia 6.2%
Goodman Group	12,608	$89
Investa Office Fund	14,330	55
Scentre Group	9,676	30
		174
Canada 3.8%
Allied Properties Real Estate Investment Trust	910	30
Brookfield Asset Management, Inc. Class A	953	38
Canadian Apartment Properties REIT	1,283	40
		108
France 4.3%
Gecina SA	329	57
ICADE	685	64
		121
Germany 4.3%
ADO Properties SA (a)	744	39
Deutsche Wohnen SE	1,756	82
		121
Hong Kong 7.8%
CK Asset Holdings Ltd.	14,159	118
Sun Hung Kai Properties Ltd.	6,212	100
		218
Japan 11.5%
Advance Residence Investment Corp.	14	36
Mitsubishi Estate Co. Ltd.	2,970	54
Mitsui Fudosan Co. Ltd.	3,907	98
Nippon Accommodations Fund, Inc.	12	54
Nippon Building Fund, Inc.	7	39
Sumitomo Realty & Development Co. Ltd.	1,144	43
		324
Netherlands 1.7%
InterXion Holding NV *	747	48

Singapore 2.0%
Ascendas Real Estate Investment Trust	13,670	27
CapitaLand Ltd.	10,723	28
		55
Spain 1.3%
Axiare Patrimonio SOCIMI SA	1,955	37

Sweden 1.3%
Hufvudstaden AB, A Shares	2,547	37

Number of Shares		Value† (000's)

United Kingdom 4.6%
Safestore Holdings PLC	5,698	$43
SEGRO PLC	6,095	53
Shaftesbury PLC	2,646	32
		128
United States 49.8%
Alexandria Real Estate Equities, Inc.	321	40
American Tower Corp.	1,012	140
Apartment Investment & Management Co. Class A	692	28
Boston Properties, Inc.	450	55
Crown Castle International Corp.	457	48
DCT Industrial Trust, Inc.	652	43
Digital Realty Trust, Inc.	407	44
Douglas Emmett, Inc.	941	36
Equinix, Inc.	138	55
Equity Lifestyle Properties, Inc.	653	59
Equity Residential	1,142	73
Essex Property Trust, Inc.	232	55
Extra Space Storage, Inc.	652	63
Four Corners Property Trust, Inc.	387	9
Healthcare Trust of America, Inc. Class A	997	26
Hyatt Hotels Corp. Class A	360	29
Invitation Homes, Inc.	2,587	57
Kimco Realty Corp.	3,296	51
Marriott International, Inc. Class A	401	54
Mid-America Apartment Communities, Inc.	408	38
National Retail Properties, Inc.	601	25
Prologis, Inc.	1,402	90
Public Storage	119	25
Regency Centers Corp.	456	27
Simon Property Group, Inc.	631	101
Ventas, Inc.	751	41
Welltower, Inc.	769	44
Weyerhaeuser Co.	1,162	43
		1,399
Total Common Stocks (Cost $2,621)		2,770

Short-Term Investments 4.6%

Investment Companies 4.6%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.67% (b) (Cost $128)	128,481	128

Value† (000's)

Total Investments 103.2% (Cost $2,749)	$2,898
Liabilities Less Other Assets (3.2)%	(90)

Net Assets 100.0%	$2,808

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2018 amounted to approximately $39,000, which represents 1.4% of net assets of the Fund.

(b)	Represents 7-day effective yield as of May 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) (cont’d)

POSITIONS BY SECTOR

Sector	Investments at Value† (000's omitted)	Percentage of Net Assets
Industrial & Office REITs	$696	24.8%
Real Estate Holding & Development	555	19.8%
Residential REITs	516	18.4%
Specialty REITs	502	17.9%
Retail REITs	236	8.4%
Diversified REITs	125	4.4%
Hotel & Lodging REITs	83	2.9%
Real Estate Services	48	1.7%
Equity Real Estate Investment Trusts	9	0.3%
Short-Term Investments and Other Liabilities-Net	38	1.4%
	$2,808	100.0%

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$174	$—	$174
Hong Kong	—	218	—	218
Japan	—	324	—	324
Singapore	—	55	—	55
Other Common Stocks(a)	1,999	—	—	1,999
Total Common Stocks	1,999	771	—	2,770
Short-Term Investments	—	128	—	128
Total Investments	$1,999	$899	$—	$2,898

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

As of the period ended May 31, 2018, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $632,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2018, due to the use of Interactive Data Pricing and Reference Data LLC adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 96.4%

Air Freight & Logistics 4.5%
ZTO Express Cayman, Inc. ADR	250,650	$5,161

Auto Components 0.7%
Minth Group Ltd.	168,000	769

Automobiles 5.5%
BAIC Motor Corp. Ltd., H Shares (a)	1,087,000	1,045
Brilliance China Automotive Holdings Ltd.	1,264,000	2,350
Guangzhou Automobile Group Co. Ltd., H Shares	1,780,000	3,010
		6,405
Banks 16.8%
Bank of China Ltd., H Shares	5,341,000	2,789
China Construction Bank Corp., H Shares	9,016,000	9,075
Industrial & Commercial Bank of China Ltd., H Shares	9,015,911	7,447
		19,311
Beverages 2.7%
Kweichow Moutai Co. Ltd. Class A	26,746	3,127

Commercial Services & Supplies 2.2%
China Everbright International Ltd.	1,675,000	2,495

Construction Materials 4.6%
Anhui Conch Cement Co. Ltd. Class A	595,100	3,182
China National Building Material Co. Ltd., H Shares *	1,888,000	2,146
		5,328
Food & Staples Retailing 0.3%
Sun Art Retail Group Ltd.	274,000	322

Health Care Providers & Services 3.4%
Huadong Medicine Co. Ltd. Class A *	4,000	48
Huadong Medicine Co. Ltd. Class A	318,918	3,847
		3,895
Household Durables 5.9%
Gree Electric Appliances, Inc. of Zhuhai Class A	584,003	4,319
Midea Group Co. Ltd. Class A	301,620	2,489
		6,808

Number of Shares		Value† (000's)

Independent Power and Renewable Electricity Producers 0.4%
China Everbright Greentech Ltd. (a)	385,469	$429

Insurance 9.8%
China Pacific Insurance Group Co. Ltd., H Shares	267,000	1,146
China Taiping Insurance Holdings Co. Ltd.	979,200	3,485
PICC Property & Casualty Co. Ltd., H Shares	1,602,000	2,810
Ping An Insurance Group Co. of China Ltd., H Shares	402,000	3,916
		11,357
Internet Software & Services 23.3%
Alibaba Group Holding Ltd. ADR *	54,118	10,716
Baidu, Inc. ADR *	9,047	2,194
SINA Corp. *	38,783	3,522
Tencent Holdings Ltd.	202,900	10,359
		26,791
Oil, Gas & Consumable Fuel 2.2%
CNOOC Ltd.	1,511,000	2,549

Pharmaceuticals 3.5%
China Medical System Holdings Ltd.	1,113,000	2,671
CSPC Pharmaceutical Group Ltd.	446,000	1,386
		4,057
Real Estate Management & Development 4.9%
China Jinmao Holdings Group Ltd.	2,024,000	1,144
China Resources Land Ltd.	334,000	1,221
CIFI Holdings Group Co. Ltd.	2,230,000	1,717
Longfor Properties Co. Ltd.	524,000	1,560
		5,642
Textiles, Apparel & Luxury Goods 1.7%
Shenzhou International Group Holdings Ltd.	169,000	1,967

Transportation Infrastructure 4.0%
Guangzhou Baiyun International Airport Co. Ltd. Class A	1,785,988	4,633

Total Common Stocks (Cost $90,978)		111,046

Number of Shares		Value† (000's)

Short-Term Investments 0.0%(b)

Investment Companies 0.0%(b)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.67% (c)(d) (Cost $0)(d)	1	$0

Total Investments 96.4% (Cost $90,978)		111,046
Other Assets Less Liabilities 3.6%		4,097

Net Assets 100.0%		$115,143

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2018 amounted to approximately $1,474,000, which represents 1.3% of net assets of the Fund.

(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of May 31, 2018.
(d)	Amount less than one thousand.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2		Level 3	Total
Investments:
Common Stocks
Auto Components	$—	$769		$—	$769
Automobiles	—	6,405		—	6,405
Banks	—	19,311		—	19,311
Beverages	—	3,127		—	3,127
Commercial Services & Supplies	—	2,495		—	2,495
Construction Materials	—	5,328		—	5,328
Food & Staples Retailing	—	322		—	322
Health Care Providers & Services	—	3,895		—	3,895
Household Durables	—	6,808		—	6,808
Independent Power and Renewable Electricity Producers	—	429		—	429
Insurance	—	11,357		—	11,357
Internet Software & Services	16,432	10,359		—	26,791
Oil, Gas & Consumable Fuel	—	2,549		—	2,549
Pharmaceuticals	—	4,057		—	4,057
Real Estate Management & Development	—	5,642		—	5,642
Textiles, Apparel & Luxury Goods	—	1,967		—	1,967
Transportation Infrastructure	—	4,633		—	4,633
Other Common Stocks(a)	5,161	—		—	5,161
Total Common Stocks	21,593	89,453		—	111,046
Short-Term Investments	—	0	(b)	—	0	(b)
Total Investments	$21,593	$89,453		$—	$111,046

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.
(b) Amount less than one thousand.

As of the period ended May 31, 2018, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $75,987,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2018, due to the use of Interactive Data Pricing and Reference Data LLC adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 96.4%

Aerospace & Defense 3.7%
General Dynamics Corp.	123,085	$24,828
Raytheon Co.	105,300	22,060
		46,888
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	84,195	6,271

Airlines 2.0%
Delta Air Lines, Inc. (a)	459,000	24,809

Banks 4.8%
Comerica, Inc.	268,475	25,315
JPMorgan Chase & Co.	327,580	35,054
		60,369
Beverages 1.4%
PepsiCo, Inc.	180,000	18,045

Biotechnology 1.9%
Gilead Sciences, Inc.	354,120	23,868

Capital Markets 5.4%
BlackRock, Inc.	32,025	17,109
Brookfield Asset Management, Inc. Class A (b)	561,355	22,364
CME Group, Inc.	174,180	28,374
		67,847
Chemicals 2.6%
Ashland Global Holdings, Inc.	348,725	27,103
PPG Industries, Inc.	49,615	5,007
		32,110
Diversified Financial Services 0.6%
CF Corp. Class A	885,000	7,337

Electric Utilities 2.9%
Brookfield Infrastructure Partners LP	600,720	22,887
NextEra Energy, Inc.	80,000	13,265
		36,152
Electrical Equipment 1.7%
Eaton Corp. PLC	279,870	21,433

Electronic Equipment, Instruments & Components 2.6%
CDW Corp.	406,700	32,556

Energy Equipment & Services 1.6%
Schlumberger Ltd.	291,675	20,029

Food & Staples Retailing 1.8%
Costco Wholesale Corp. (b)	111,000	22,005

Food Products 2.5%
Conagra Brands, Inc. (a)	714,000	26,461
Hain Celestial Group, Inc. *(b)	181,000	4,619
		31,080

Number of Shares		Value† (000's)

Health Care Equipment & Supplies 2.1%
Dentsply Sirona, Inc.	595,460	$26,087

Health Care Providers & Services 5.3%
CVS Health Corp. (b)	305,365	19,357
DaVita, Inc. *(a)	331,630	22,166
UnitedHealth Group, Inc.	103,615	25,024
		66,547
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp.	141,000	22,561

Industrial Conglomerates 1.4%
3M Co. (b)	87,215	17,201

Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc. *	26,320	42,891
Expedia Group, Inc.	265,840	32,175
		75,066
Internet Software & Services 10.4%
Alphabet, Inc. Class A *(b)	43,360	47,696
eBay, Inc. *	578,500	21,821
Facebook, Inc. Class A *	219,335	42,064
Spotify Technology SA *	117,000	18,452
		130,033
IT Services 4.7%
PayPal Holdings, Inc. *	181,350	14,883
Visa, Inc. Class A (a)	337,255	44,086
		58,969
Machinery 0.4%
Gates Industrial Corp. PLC *	340,935	5,066

Oil, Gas & Consumable Fuel 2.2%
Enbridge, Inc.	872,735	27,116
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co.	147,395	7,756

Professional Services 4.6%
Equifax, Inc.	142,400	16,228
IHS Markit Ltd. *	615,000	30,307
Verisk Analytics, Inc. *	106,850	11,352
		57,887
Road & Rail 2.6%
CSX Corp. (a)	281,935	18,227
Norfolk Southern Corp.	93,000	14,104
		32,331
Software 5.9%
Microsoft Corp. (b)	498,575	49,279
salesforce.com, inc. *	191,720	24,795
		74,074
Specialty Retail 5.4%
Home Depot, Inc.	172,000	32,086
Hudson Ltd. Class A *	776,245	13,600
Party City Holdco, Inc. *(c)	321,900	4,732

Number of Shares		Value† (000's)
Tractor Supply Co. (a)	230,075	$17,097
		67,515

Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	212,500	39,710

Textiles, Apparel & Luxury Goods 2.0%
PVH Corp. (a)	159,710	25,554

Trading Companies & Distributors 1.8%
HD Supply Holdings, Inc. *	551,725	22,472

Total Common Stocks (Cost $936,157)		1,206,744

Preferred Stocks 0.9%

Health Care 0.9%
Moderna Therapeutics Ser. F *(d)(e)(k)	990,888	9,968
Moderna Therapeutics Ser. G *(d)(e)(k)	72,603	731

Total Preferred Stocks (Cost $9,430)		10,699

Master Limited Partnerships 1.4%

Capital Markets 1.4%
Blackstone Group LP (Cost $19,771)	546,180	17,439

Total Options Purchased(f) 0.0% (g) (Cost $1,042)		471

Short-Term Investments 1.1%

Investment Companies 1.1%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (b)(h)	12,863,440	12,863
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (i)	1,582,935	1,583

Total Short-Term Investments (Cost $14,446)		14,446

Total Investments 99.8% (Cost $980,846)		1,249,799
Other Assets Less Liabilities 0.2% (j)		2,431

Net Assets 100.0%		$1,252,230

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $190,896,000.
(c)	The security or a portion of this security is on loan at May 31, 2018. Total value of all such securities at May 31, 2018 amounted to $1,525,845 for the Fund.
(d)
Security fair valued as of May 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2018 amounted to approximately $10,699,000, which represents 0.9% of net assets of the Fund.

(e)	Value determined using significant unobservable inputs.
(f)	See "Purchased option contracts" under Derivative Instruments.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of May 31, 2018.
(i)	Represents investment of cash collateral received from securities lending.
(j)	Includes the impact of the Fund's open positions in derivatives at May 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

(k)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At May 31, 2018, these securities amounted to approximately $10,699,000, which represents 0.9% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2018	Fair Value Percentage of Net Assets as of 5/31/2018
Moderna Therapeutics (Ser. F Preferred Shares)	8/10/2016	$8,700	0.8%	$9,968	0.8%

Moderna Therapeutics (Ser. G Preferred Shares)	1/30/2018	730	0.1%	731	0.1%
Total		$9,430	0.9%	$10,699	0.9%

Derivative Instruments

Purchased option contracts ("options purchased")

At May 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Food Products
Hain Celestial Group, Inc.	1,000	$2,552,000	$31	11/16/2018	$90,000
Hain Celestial Group, Inc.	600	1,531,200	36	11/16/2018	18,000
					108,000
Professional Services
Equifax, Inc.	621	7,076,916	130	1/18/2019	136,620

Road & Rail
Norfolk Southern Corp.	313	4,746,645	155	6/15/2018	44,603

Textiles, Apparel & Luxury Goods
PVH Corp.	300	4,800,000	155	6/15/2018	181,500
Total options purchased (cost $1,042,049)					$470,723

Written option contracts ("options written")

At May 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Chemicals
Ashland Global Holdings, Inc.	627	$4,873,044	$85	10/19/2018	$(150,480)

Internet Software & Services
Facebook, Inc. Class A	220	4,219,160	200	8/17/2018	(129,800)
Total calls (premium received $207,457)					$(280,280)

Puts
Capital Markets
Blackstone Group LP	1,260	$4,023,180	$29	6/15/2018	$(0)	(a)(b)
CME Group, Inc.	313	5,098,770	145	9/21/2018	(66,513)
					$(66,513)
Chemicals
PPG Industries, Inc.	471	4,753,332	95	8/17/2018	(82,425)

Energy Equipment & Services
Schlumberger Ltd.	815	5,596,605	67.5	6/15/2018	(78,648)

Food Products
Hain Celestial Group, Inc.	600	1,531,200	28	11/16/2018	(228,000)
Hain Celestial Group, Inc.	1,000	2,552,000	25	11/16/2018	(212,500)
					(440,500)
Internet & Direct Marketing Retail
Expedia Group, Inc.	505	6,112,015	100	7/20/2018	(10,100)

Internet Software & Services
Spotify Technology SA	125	1,971,375	140	7/20/2018	(19,688)

IT Services
PayPal Holdings, Inc.	974	7,993,618	70	10/19/2018	(135,873)

Professional Services
Equifax, Inc.	700	7,977,200	105	1/18/2019	(255,500)

Road & Rail
Norfolk Southern Corp.	313	4,746,645	120	6/15/2018	(0)	(a)(b)

Textiles, Apparel & Luxury Goods
PVH Corp.	300	4,800,000	135	6/15/2018	(2,250)
Total puts (premium received $1,964,098)					$(1,091,497)

Total options written (premium received $2,171,556)					$(1,371,777)

(a)   Security fair valued as of May 31, 2018 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

At May 31, 2018, the Fund had securities pledged in the amount of $35,886,946 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks(a)	$1,206,744	$—	$—	$1,206,744
Preferred Stocks(a)	—	—	10,699	10,699
Master Limited Partnerships(a)	17,439	—	—	17,439
Options Purchased (b)	471	—	—	471
Short-Term Investments	—	14,446	—	14,446
Total Investments	$1,224,654	$14,446	$10,699	$1,249,799

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

(b) The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c) The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2018
Investments in Securities: (000's omitted)
Preferred Stocks
Health Care	$8,700	$—	$—	$1,269	$730	$—	$—	$—	$10,699	$1,269
Total	$8,700	$—	$—	$1,269	$730	$—	$—	$—	$10,699	$1,269

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2018.

Asset class	Fair value at 5/31/2018	Valuation approach	Unobservable input	Range per unit	Input value per unit	Impact to valuation from decrease in input (a)
Preferred Stocks	$9,968,333	Market Approach	Transaction Price	$10.06	$10.06	Decrease
Preferred Stocks	730,386	Market Approach	Transaction Price	10.06	10.06	Decrease

(a)
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

 As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of May 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(1,372)	$—	$(0)	$(1,372)
Total	$(1,372)	$—	$(0)	$(1,372)

(a) The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2018
Other Financial Instruments: (000's omitted)
Options Written(b) Puts Capital Markets	$—	$—	$—	$52	$—	$(52)	$—	$—	$(0)	$52
Puts Road & Rail	—	—	—	68	—	(68)	—	—	(0)	68
Total	$—	$—	$—	$120	$—	$(120)	$—	$—	$(0)	$120

(b) As of the period ended May 31, 2018, these securities were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 97.8%

Australia 1.4%
Insurance Australia Group Ltd.	4,422,702	$27,081

Austria 1.1%
BAWAG Group AG (a)	450,524	21,387

Belgium 1.0%
KBC Group NV	242,794	18,790

Canada 3.9%
Alimentation Couche-Tard, Inc. Class B	653,960	27,306
Kinaxis, Inc. *	321,832	21,163
Suncor Energy, Inc.	688,498	27,421
		75,890
China 3.2%
Alibaba Group Holding Ltd. ADR *	200,169	39,635
Baidu, Inc. ADR *	89,631	21,741
		61,376
Denmark 0.7%
Sydbank A/S	384,241	13,036

Finland 0.7%
Huhtamaki OYJ	340,338	13,886

France 7.0%
Air Liquide SA (b)	165,402	20,381
Arkema SA	159,243	19,408
Pernod-Ricard SA	178,695	30,019
SPIE SA	826,832	15,872
TOTAL SA	461,114	28,058
Valeo SA	335,155	21,283
		135,021
Germany 9.5%
Brenntag AG	286,090	16,502
Continental AG	79,840	20,263
CTS Eventim AG & Co. KGaA	567,756	27,412
Deutsche Boerse AG	116,810	15,622
Gerresheimer AG	309,142	24,088
Henkel AG & Co. KGaA, Preference Shares	203,121	25,088
Infineon Technologies AG	350,468	9,624
SAP SE ADR	222,989	25,151
Scout24 AG (a)	194,003	9,947
Stabilus SA	104,200	10,513
		184,210
Hong Kong 2.8%
HKBN Ltd.	19,404,800	26,838
Techtronic Industries Co. Ltd.	4,487,800	26,697
		53,535
Ireland 2.0%
CRH PLC	294,878	10,838
Greencore Group PLC	4,719,315	11,462

Number of Shares		Value† (000's)
Kerry Group PLC Class A	154,796	$16,314
		38,614
Israel 2.0%
Check Point Software Technologies Ltd. *	238,201	23,191
Tower Semiconductor Ltd. *	593,500	15,384
		38,575
Italy 0.7%
Brembo SpA	973,459	13,929

Japan 16.8%
Bridgestone Corp.	644,500	25,794
Daikin Industries Ltd.	299,800	34,500
Hoya Corp.	263,300	15,593
Ichigo, Inc. (b)	5,149,100	24,189
Kansai Paint Co. Ltd.	957,000	20,469
Kao Corp.	227,100	17,541
Keyence Corp.	86,700	52,957
Kose Corp.	127,700	27,644
Nabtesco Corp. (c)	585,650	19,015
Santen Pharmaceutical Co. Ltd.	594,100	10,301
Shionogi & Co. Ltd.	344,400	18,009
SMC Corp.	71,300	26,905
Tokyo Electron Ltd.	87,200	16,273
Toyota Motor Corp.	252,700	16,028
		325,218
Luxembourg 1.0%
Befesa SA *(a)	418,982	20,180

Mexico 0.7%
Infraestructura Energetica Nova SAB de CV	3,041,550	12,696

Netherlands 6.5%
AerCap Holdings NV *	561,350	31,048
ASML Holding NV	271,735	53,178
Heineken NV	264,355	26,467
Intertrust NV (a)	798,778	15,034
		125,727
Norway 1.0%
Sbanken ASA (a)	1,943,223	18,880

Portugal 0.5%
Galp Energia SGPS SA	480,500	8,929

Singapore 0.8%
DBS Group Holdings Ltd.	762,300	16,039

Switzerland 13.9%
Bucher Industries AG	46,129	16,624
Cie Financiere Richemont SA	227,627	20,864
Ferguson PLC	276,056	21,439
Givaudan SA	13,015	28,985
Julius Baer Group Ltd. *	392,500	22,898
Novartis AG	190,825	14,126
Partners Group Holding AG	35,922	25,950
Roche Holding AG	85,749	18,362
Number of Shares		Value† (000's)
SGS SA	9,300	$24,052
Sonova Holding AG	96,880	16,907
Tecan Group AG	166,553	39,374
UBS Group AG *	1,200,012	18,081
		267,662

United Kingdom 17.6%
Aon PLC	206,900	28,939
Biffa PLC (a)	3,634,012	10,435
Bunzl PLC	1,047,639	31,892
Clinigen Group PLC	1,992,149	22,616
Compass Group PLC	1,444,986	31,070
DCC PLC	183,123	17,564
Howden Joinery Group PLC	1,366,735	9,106
IMI PLC	640,194	9,872
Lloyds Banking Group PLC	21,942,394	18,438
London Stock Exchange Group PLC	365,572	21,757
Prudential PLC	1,171,875	28,212
RELX PLC	1,472,257	32,342
RPS Group PLC	3,145,365	11,018
Spectris PLC	617,282	22,903
St. James's Place PLC	1,840,972	29,172
Unilever NV	257,318	14,361
		339,697
United States 3.0%
Core Laboratories NV (b)	89,785	11,150
Samsonite International SA (d)(e)	5,145,400	17,570
Sensata Technologies Holding PLC *	392,800	20,068
TE Connectivity Ltd.	109,102	10,155
		58,943
Total Common Stocks (Cost $1,550,737)		1,889,301

Short-Term Investments 3.8%

Investment Companies 3.8%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (f)(g)	41,994,236	41,994
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (h)	32,467,995	32,468

Total Short-Term Investments (Cost $74,462)		74,462

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

Value† (000's)
Total Investments 101.6% (Cost $1,625,199)	1,963,763
Liabilities Less Other Assets (1.6)%	(31,557)

Net Assets 100.0%	$1,932,206

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2018 amounted to approximately $95,863,000, which represents 5.0% of net assets of the Fund.

(b)	The security or a portion of this security is on loan at May 31, 2018. Total value of all such securities at May 31, 2018 amounted to $30,843,355 for the Fund.
(c)	When-issued security. Total value of all such securities at May 31, 2018 amounted to approximately $562,000, which represents 0.0% of net assets of the Fund.
(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of May 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2018 amounted to approximately $17,570,000, which represents 0.9% of net assets of the Fund.

(f)	Represents 7-day effective yield as of May 31, 2018.
(g)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $41,994,000.
(h)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$133,480	6.9%
Trading Companies & Distributors	109,987	5.7%
Banks	106,570	5.5%
Semiconductors & Semiconductor Equipment	94,459	4.9%
Chemicals	89,243	4.6%
Life Sciences Tools & Services	86,078	4.4%
Electronic Equipment, Instruments & Components	86,015	4.4%
Insurance	84,232	4.4%
Machinery	82,929	4.3%
Auto Components	81,269	4.2%
Professional Services	71,428	3.7%
Internet Software & Services	71,323	3.7%
Software	69,505	3.6%
Oil, Gas & Consumable Fuels	64,408	3.3%
Pharmaceuticals	60,798	3.2%
Personal Products	59,546	3.1%
Commercial Services & Supplies	57,505	3.0%
Beverages	56,486	2.9%
Textiles, Apparel & Luxury Goods	38,434	2.0%
Building Products	34,500	1.8%
Health Care Equipment & Supplies	32,500	1.7%
Hotels, Restaurants & Leisure	31,070	1.6%
Food Products	27,776	1.4%
Media	27,412	1.4%
Food & Staples Retailing	27,306	1.4%
Diversified Telecommunication Services	26,838	1.4%
Household Durables	26,697	1.4%
Household Products	25,088	1.3%
Real Estate Management & Development	24,189	1.3%
Electrical Equipment	20,068	1.0%
Industrial Conglomerates	17,564	0.9%
Automobiles	16,028	0.8%
Containers & Packaging	13,886	0.7%
Gas Utilities	12,696	0.7%
Energy Equipment & Services	11,150	0.6%
Construction Materials	10,838	0.6%
Short-Term Investments and Other Liabilities Net	42,905	2.2%
	$1,932,206	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Australia	$—	$27,081	$—	$27,081
Austria	—	21,387	—	21,387
Hong Kong	—	53,535	—	53,535
Japan	—	325,218	—	325,218
Singapore	—	16,039	—	16,039
United States	41,373	—	17,570	58,943
Other Common Stocks(a)	1,387,098	—	—	1,387,098
Total Common Stocks	1,428,471	443,260	17,570	1,889,301
Short-Term Investments	—	74,462	—	74,462
Total Investments	$1,428,471	$517,722	$17,570	$1,963,763

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2018
Investments in securities:
(000's omitted)
Common Stocks(c)
United States	$—	$—	$—	$(3,450)	$313	$—	$20,707	$—	$17,570	$(3,450)
Total	$—	$—	$—	$(3,450)	$313	$—	$20,707	$—	$17,570	$(3,450)

(c)   As of the period ended May 31, 2018, these securities were valued using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

As of the period ended May 31, 2018, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $314,507,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2018, due to the use of Interactive Data Pricing and Reference Data LLC adjusted prices, as stated in the description of the valuation methods of foreign equity securities in footnote † of the Notes to Schedule of Investments. Also, approximately $20,707,000 was transferred from Level 1 to Level 3. These securities were categorized as Level 3 as of May 31, 2018, due to the use of pricing methodology in accordance with procedures approved by the Board of Trustees.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)
Common Stocks 98.3%

Australia 1.4%
Insurance Australia Group Ltd.	396,575	$2,428

Austria 1.1%
BAWAG Group AG (a)	40,195	1,908

Belgium 1.0%
KBC Group NV	21,771	1,685

Canada 3.1%
Alimentation Couche-Tard, Inc. Class B	58,211	2,430
Suncor Energy, Inc.	73,818	2,940
		5,370

China 3.6%
Alibaba Group Holding Ltd. ADR *	20,276	4,015
Baidu, Inc. ADR *	9,663	2,344
		6,359

France 9.8%
Air Liquide SA (b)	15,047	1,854
Arkema SA	14,323	1,746
L'Oreal SA	9,719	2,336
Pernod-Ricard SA	16,316	2,741
Schneider Electric SE	24,605	2,122
SPIE SA	73,969	1,420
TOTAL SA	49,254	2,997
Valeo SA	30,144	1,914
		17,130
Germany 9.4%
Brenntag AG	25,928	1,496
Continental AG	8,874	2,252
CTS Eventim AG & Co. KGaA	51,132	2,469
Deutsche Boerse AG	14,008	1,873
Gerresheimer AG	27,805	2,167
Henkel AG & Co. KGaA, Preference Shares	21,532	2,659
Infineon Technologies AG	31,586	867
SAP SE ADR	24,049	2,713
		16,496
Hong Kong 2.9%
AIA Group Ltd.	267,700	2,443
Techtronic Industries Co. Ltd.	452,600	2,693
		5,136
Ireland 1.9%
CRH PLC	52,758	1,939
Kerry Group PLC Class A	12,543	1,322
		3,261
Israel 2.5%
Check Point Software Technologies Ltd. *	30,009	2,922

Number of Shares		Value† (000's)
Tower Semiconductor Ltd. *	53,400	$1,384
		4,306
Italy 0.7%
Brembo SpA	86,752	1,241

Japan 17.7%
Bridgestone Corp.	48,800	1,953
Daikin Industries Ltd.	26,500	3,050
Hoya Corp.	23,200	1,374
Kansai Paint Co. Ltd.	108,900	2,329
Kao Corp.	33,000	2,549
Keyence Corp.	8,300	5,070
Kose Corp.	15,400	3,334
Nabtesco Corp. (c)	52,700	1,711
Omron Corp.	26,300	1,375
Shionogi & Co. Ltd.	36,400	1,903
SMC Corp.	7,900	2,981
Tokyo Electron Ltd.	7,900	1,474
Toyota Motor Corp.	30,400	1,928
		31,031
Netherlands 6.3%
AerCap Holdings NV *	63,170	3,494
ASML Holding NV	26,691	5,224
Heineken NV	23,785	2,381
		11,099
Singapore 0.8%
DBS Group Holdings Ltd.	68,600	1,443

Switzerland 13.2%
Cie Financiere Richemont SA	20,543	1,883
Ferguson PLC	24,671	1,916
Givaudan SA	1,387	3,089
Julius Baer Group Ltd. *	33,583	1,959
Novartis AG	29,488	2,183
Partners Group Holding AG	3,221	2,327
Roche Holding AG	12,236	2,620
SGS SA	1,242	3,212
Sonova Holding AG	11,104	1,938
UBS Group AG *	133,978	2,018
		23,145
United Kingdom 18.8%
Aon PLC	21,141	2,957
Bunzl PLC	109,931	3,346
Compass Group PLC	129,196	2,778
DCC PLC	18,025	1,729
Howden Joinery Group PLC	312,588	2,083
IMI PLC	115,858	1,787
Lloyds Banking Group PLC	2,459,414	2,067
London Stock Exchange Group PLC	32,401	1,928
Prudential PLC	107,295	2,583
Reckitt Benckiser Group PLC	22,597	1,730
Number of Shares		Value† (000's)
RELX PLC	154,487	$3,394
Spectris PLC	56,063	2,080
St. James's Place PLC	165,758	2,627
Unilever NV	30,899	1,724
		32,813
United States 4.1%
Core Laboratories NV (b)	7,984	992
Delphi Technologies PLC	16,966	850
Samsonite International SA (d)(e)	468,400	1,599
Sensata Technologies Holding PLC *	44,700	2,284
TE Connectivity Ltd.	14,785	1,376
		7,101

Total Common Stocks (Cost $139,570)		171,952

Short-Term Investments 2.9%

Investment Companies 2.9%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (f)(g)	2,070,924	2,071
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (h)	2,955,851	2,956

Total Short-Term Investments (Cost $5,027)		5,027

Total Investments 101.2% (Cost $144,597)		176,979
Liabilities Less Other Assets (1.2)%		(2,069)

Net Assets 100.0%		$174,910

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2018 amounted to approximately $1,908,000, which represents 1.1% of net assets of the Fund.

(b)	The security or a portion of this security is on loan at May 31, 2018. Total value of all such securities at May 31, 2018 amounted to $2,807,989 for the Fund.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) (cont’d)

(c)	When-issued security. Total value of all such securities at May 31, 2018 amounted to approximately $49,000, which represents 0.0% of net assets of the Fund.
(d)
Security fair valued as of May 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2018 amounted to approximately $1,599,000, which represents 0.9% of net assets of the Fund.

(e)	Value determined using significant unobservable inputs.
(f)	Represents 7-day effective yield as of May 31, 2018.
(g)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $2,071,000.
(h)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments
2

Schedule of Investments International Select Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$12,732	7.3%
Trading Companies & Distributors	12,335	7.0%
Insurance	10,411	6.0%
Personal Products	9,943	5.7%
Electronic Equipment, Instruments & Components	9,901	5.7%
Chemicals	9,018	5.2%
Semiconductors & Semiconductor Equipment	8,949	5.1%
Auto Components	8,210	4.7%
Banks	7,103	4.1%
Pharmaceuticals	6,706	3.8%
Professional Services	6,606	3.8%
Machinery	6,479	3.7%
Internet Software & Services	6,359	3.6%
Oil, Gas & Consumable Fuels	5,937	3.4%
Software	5,635	3.2%
Beverages	5,122	2.9%
Electrical Equipment	4,406	2.5%
Household Products	4,389	2.5%
Textiles, Apparel & Luxury Goods	3,482	2.0%
Health Care Equipment & Supplies	3,312	1.9%
Building Products	3,050	1.7%
Hotels, Restaurants & Leisure	2,778	1.6%
Household Durables	2,693	1.5%
Media	2,469	1.4%
Food & Staples Retailing	2,430	1.4%
Life Sciences Tools & Services	2,167	1.2%
Construction Materials	1,939	1.1%
Automobiles	1,928	1.1%
Industrial Conglomerates	1,729	1.0%
Commercial Services & Supplies	1,420	0.8%
Food Products	1,322	0.8%
Energy Equipment & Services	992	0.6%
Short-Term Investments and Other Liabilities -Net	2,958	1.7%
	$174,910	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Australia	$—	$2,428	$—	$2,428
Austria	—	1,908	—	1,908
Hong Kong	—	5,136	—	5,136
Japan	—	31,031	—	31,031
Singapore	—	1,443	—	1,443
United States	5,502	—	1,599	7,101
Other Common Stocks(a)	122,905	—	—	122,905
Total Common Stocks	128,407	41,946	1,599	171,952
Short-Term Investments	—	5,027	—	5,027
Total Investments	$128,407	$46,973	$1,599	$176,979

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2018
Investments in securities:
(000's omitted)
Common Stocks(c) United States	$—	$—	$361	$(595)	$—	$(1,003)	$2,836	$—	$1,599	$(595)
Total	$—	$—	$361	$(595)	$—	$(1,003)	$2,836	$—	$1,599	$(595)

(c)  As of the period ended May 31, 2018, these securities were valued using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.  These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

As of the period ended May 31, 2018, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $44,653,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2018, due to the use of Interactive Data Pricing and Reference Data LLC adjusted prices, as stated in the description of the valuation methods of foreign equity securities in footnote † of the Notes to Schedule of Investments. Also, approximately $2,836,000 was transferred from Level 1 to Level 3. These securities were categorized as Level 3 as of May 31, 2018, due to the use of pricing methodology in accordance with procedures approved by the Board of Trustees.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)
Common Stocks 92.2%

Australia 2.3%
nib holdings Ltd.	14,580	$60
SpeedCast International Ltd.	7,573	34
Steadfast Group Ltd.	29,560	63
		157
Austria 0.8%
Schoeller-Bleckmann Oilfield Equipment AG	440	55

Canada 4.6%
ATS Automation Tooling Systems, Inc. *	3,451	54
Colliers International Group, Inc.	1,460	105
Computer Modelling Group Ltd.	9,000	66
Kinaxis, Inc. *	1,378	91
		316
Denmark 3.1%
Schouw & Co. A/S	907	81
SimCorp A/S	727	59
Sydbank A/S	2,180	74
		214
Finland 1.2%
Kemira OYJ	6,305	82

France 2.6%
ESI Group *	1,130	52
Trigano SA	270	54
Virbac SA *	515	75
		181
Germany 7.4%
Dermapharm Holding SE *	1,570	52
Jenoptik AG	3,570	148
SAF-Holland SA	4,360	80
Stabilus SA	1,200	121
Washtec AG	1,195	109
		510
Ireland 1.2%
Applegreen PLC	11,725	82

Italy 0.6%
Anima Holding SpA (a)	7,350	42

Japan 22.8%
Aeon Delight Co. Ltd.	2,250	80
Amano Corp.	4,300	107
Ariake Japan Co. Ltd.	1,400	121
Azbil Corp.	2,100	103
Chugoku Marine Paints Ltd.	10,300	100
Daikyonishikawa Corp.	4,300	69
Fukushima Industries Corp.	1,325	58
Ichigo, Inc.	20,600	97

Number of Shares		Value† (000's)
Konishi Co. Ltd.	4,100	$69
Nihon Parkerizing Co. Ltd.	5,400	80
Nohmi Bosai Ltd.	4,300	104
Okamoto Industries, Inc.	5,000	52
Prestige International, Inc.	9,200	134
Relo Group, Inc.	5,100	131
SHO-BOND Holdings Co. Ltd.	1,600	107
Shoei Co. Ltd.	2,100	81
Sun Frontier Fudousan Co. Ltd.	6,000	74
		1,567
Luxembourg 1.0%
Befesa SA *(a)	1,432	69

Netherlands 2.2%
Corbion NV	2,595	81
Intertrust NV (a)	3,640	69
		150
Norway 2.3%
Borregaard ASA	7,650	85
Sbanken ASA (a)	7,480	73
		158
Singapore 1.4%
Haw Par Corp. Ltd.	9,700	95

Spain 1.3%
Applus Services SA	6,895	91

Sweden 4.9%
Cloetta AB, B Shares	21,450	70
Dustin Group AB (a)	7,880	73
Sweco AB, B Shares	4,003	92
Thule Group AB (a)	4,110	102
		337
Switzerland 14.9%
Ascom Holding AG	4,250	86
Autoneum Holding AG	318	78
Belimo Holding AG	21	88
Bossard Holding AG Class A	485	98
Comet Holding AG *	540	71
Conzzeta AG	53	64
Interroll Holding AG	60	104
Kardex AG *	534	82
Komax Holding AG	300	85
Medartis Holding AG *(a)	961	63
Tecan Group AG	435	103
u-blox Holding AG *	310	57
VZ Holding AG	151	46
		1,025
United Kingdom 17.6%
Biffa PLC (a)	29,805	86
Big Yellow Group PLC	4,390	54
Clarkson PLC	2,040	69
Clinigen Group PLC	7,950	90
CVS Group PLC	5,795	74

Number of Shares		Value† (000's)
Dechra Pharmaceuticals PLC	3,170	$118
Diploma PLC	5,825	97
Essentra PLC	12,003	76
Gocompare.Com Group PLC	43,818	73
Johnson Service Group PLC	51,245	89
Restore PLC	15,667	110
RPS Group PLC	24,320	85
Virgin Money Holdings UK PLC	23,685	108
Volution Group PLC	30,550	85
		1,214
Total Common Stocks (Cost $6,087)		6,345

Exchange-Traded Funds 2.9%

United States 2.9%
iShares MSCI EAFE Small-Cap ETF (Cost $206)	3,100	202

Short-Term Investments 5.0%

Investment Companies 5.0%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (b) (Cost $346)	345,882	346

Total Investments 100.1% (Cost $6,639)		6,893
Liabilities Less Other Assets (0.1)%		(5)

Net Assets 100.0%		$6,888

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2018 amounted to approximately $577,000, which represents 8.4% of net assets of the Fund.

(b)	Represents 7-day effective yield as of May 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Machinery	$677	9.8%
Commercial Services & Supplies	653	9.4%
Chemicals	625	9.2%
Electronic Equipment, Instruments & Components	533	7.7%
Real Estate Management & Development	407	5.9%
Pharmaceuticals	340	4.9%
Auto Components	308	4.5%
Food Products	272	4.0%
Software	268	3.8%
Banks	255	3.8%
Exchange-Traded Funds	202	2.9%
Construction & Engineering	199	2.8%
Trading Companies & Distributors	195	2.8%
Life Sciences Tools & Services	193	2.8%
Building Products	173	2.5%
Professional Services	160	2.3%
Leisure Products	156	2.3%
Insurance	123	1.8%
Capital Markets	88	1.3%
Health Care Technology	86	1.3%
Specialty Retail	82	1.2%
Health Care Providers & Services	74	1.1%
Internet & Direct Marketing Retail	73	1.1%
Internet Software & Services	73	1.1%
Marine	69	1.0%
Health Care Equipment & Supplies	63	0.9%
Semiconductors & Semiconductor Equipment	57	0.8%
Energy Equipment & Services	55	0.8%
Equity Real Estate Investment Trusts	54	0.8%
Diversified Telecommunication Services	34	0.5%
Short-Term Investments and Other Liabilities -Net	341	4.9%
	$6,888	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$157	$—	$157
Austria	—	55	—	55
Japan	—	1,567	—	1,567
Singapore	—	95	—	95
Other Common Stocks(a)	4,471	—	—	4,471
Total Common Stocks	4,471	1,874	—	6,345
Exchange-Traded Funds	202	—	—	202
Short-Term Investments	—	346	—	346
Total Investments	$4,673	$2,220	$—	$6,893

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended May 31, 2018, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $375,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2018, due to the use of Interactive Data Pricing and Reference Data LLC adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)
Common Stocks 94.1%

Aerospace & Defense 4.7%
Aerovironment, Inc. *	11,882	$688
KEYW Holding Corp. *	1,030,306	9,736
Mercury Systems, Inc. *	192,347	7,103
Spirit AeroSystems Holdings, Inc. Class A	160,890	13,629
Teledyne Technologies, Inc. *	43,152	8,694
		39,850
Banks 5.5%
BankUnited, Inc.	209,904	8,852
Comerica, Inc.	82,574	7,786
Huntington Bancshares, Inc.	510,130	7,586
TCF Financial Corp.	483,300	12,715
Texas Capital Bancshares, Inc. *	96,900	9,336
		46,275
Capital Markets 0.0%(a)
Alimco Financial Corp. *	7,937	96

Commercial Services & Supplies 2.2%
Clean Harbors, Inc. *	190,714	10,108
Covanta Holding Corp.	508,700	8,292
		18,400
Communications Equipment 9.5%
ARRIS International PLC *	1,004,769	25,401
Ciena Corp. *	1,181,883	27,242
Infinera Corp. *	1,346,100	11,846
Mitel Networks Corp. *	424,800	4,690
Ribbon Communications, Inc. *	755,099	4,576
Viavi Solutions, Inc. *	683,200	6,497
		80,252
Construction & Engineering 2.0%
KBR, Inc.	643,100	11,846
Valmont Industries, Inc.	36,200	5,291
		17,137
Containers & Packaging 4.1%
Avery Dennison Corp.	178,336	18,730
Crown Holdings, Inc. *	380,126	16,475
		35,205
Electrical Equipment 0.7%
Babcock & Wilcox Enterprises, Inc. *	2,512,940	6,207

Electronic Equipment, Instruments & Components 3.6%
II-VI, Inc. *	112,530	4,946
Itron, Inc. *	164,731	9,406
Maxwell Technologies, Inc. *	624,800	3,218
OSI Systems, Inc. *	98,900	6,782

Number of Shares		Value† (000's)
VeriFone Systems, Inc. *	254,690	$5,792
		30,144
Energy Equipment & Services 4.1%
Dril-Quip, Inc. *	103,700	4,983
Forum Energy Technologies, Inc. *	352,000	4,981
ION Geophysical Corp. *	78,131	1,914
McDermott International, Inc. *	223,166	4,849
Oil States International, Inc. *	161,100	5,703
Patterson-UTI Energy, Inc.	212,500	4,394
Superior Energy Services, Inc. *	451,700	4,937
TETRA Technologies, Inc. *	820,292	3,462
		35,223
Equity Real Estate Investment Trusts 1.5%
InfraREIT, Inc.	276,000	5,895
Uniti Group, Inc.	319,500	6,700
		12,595
Food Products 2.2%
Hain Celestial Group, Inc. *	227,700	5,811
TreeHouse Foods, Inc. *	262,800	12,591
		18,402
Health Care Equipment & Supplies 2.0%
Accuray, Inc. *	1,548,639	6,814
Analogic Corp.	44,935	3,759
AtriCure, Inc. *	265,600	6,297
		16,870
Health Care Providers & Services 3.8%
Acadia Healthcare Co., Inc. *	242,000	9,726
Envision Healthcare Corp. *	233,800	10,025
Molina Healthcare, Inc. *	110,761	9,407
Patterson Cos., Inc.	129,900	2,718
		31,876
Health Care Technology 1.5%
Allscripts Healthcare Solutions, Inc. *	993,200	12,564

Hotels, Restaurants & Leisure 1.0%
SeaWorld Entertainment, Inc. *	474,600	8,424

Household Durables 0.4%
Tempur Sealy International, Inc. *	65,900	3,040

Independent Power and Renewable Electricity Producers 2.8%
Atlantic Power Corp. *	2,428,135	4,978
Ormat Technologies, Inc.	157,741	8,174
Number of Shares		Value† (000's)
Vistra Energy Corp. *	421,061	$10,328
		23,480
IT Services 5.9%
Acxiom Corp. *	542,400	15,887
Conduent, Inc. *	618,600	11,908
CoreLogic, Inc. *	326,925	17,141
Unisys Corp. *	440,600	5,309
		50,245
Life Sciences Tools & Services 5.4%
Charles River Laboratories International, Inc. *	199,571	21,458
Fluidigm Corp. * (d)	1,548,659	8,626
Luminex Corp.	396,900	11,240
NanoString Technologies, Inc. *	349,000	4,499
		45,823
Machinery 4.0%
Actuant Corp. Class A	321,975	7,518
Harsco Corp. *	423,600	10,378
ITT, Inc.	162,600	8,394
Manitowoc Co., Inc. *	159,175	3,898
Twin Disc, Inc. *	147,009	4,075
		34,263
Marine 0.1%
Danaos Corp. *	491,159	712

Media 0.5%
MSG Networks, Inc. Class A *	227,253	4,386

Metals & Mining 1.2%
Cleveland-Cliffs, Inc. *	1,178,300	9,968

Pharmaceuticals 2.2%
Amneal Pharmaceuticals, Inc. *	598,910	11,822
Intersect ENT, Inc. *	99,188	4,230
Mallinckrodt PLC *	168,100	2,833
		18,885
Road & Rail 2.7%
Avis Budget Group, Inc. *	211,400	8,242
Hertz Global Holdings, Inc. *	440,800	6,652
Ryder System, Inc.	123,504	8,285
		23,179
Semiconductors & Semiconductor Equipment 9.3%
CEVA, Inc. *	142,800	4,812
Cypress Semiconductor Corp.	815,835	13,429
Impinj, Inc. *	161,500	2,891
MACOM Technology Solutions Holdings, Inc. *	551,018	12,425
Mellanox Technologies Ltd. *	242,450	20,705
Rambus, Inc. *	1,151,744	15,503

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Veeco Instruments, Inc. *	548,869	$9,358
		79,123
Software 8.5%
FireEye, Inc. *	801,300	13,374
Nuance Communications, Inc. *	1,108,600	14,977
OneSpan, Inc. *	300,900	6,514
Seachange International, Inc. *	706,667	1,979
TiVo Corp.	776,230	11,178
Verint Systems, Inc. *	560,761	23,664
		71,686
Specialty Retail 1.7%
Express, Inc. *	522,200	4,444
New York & Co., Inc. *	265,000	1,103
Office Depot, Inc.	2,030,067	4,791
Party City Holdco, Inc. *	287,090	4,220
		14,558
Technology Hardware, Storage & Peripherals 0.5%
Diebold Nixdorf, Inc. *	308,900	3,552
Quantum Corp. *	202,875	613
		4,165
Textiles, Apparel & Luxury Goods 0.5%
Crocs, Inc. *	252,100	4,497

Total Common Stocks (Cost $648,250)		797,530

Convertible Preferred Stocks 0.7%

Independent Power and Renewable Electricity Producers 0.7%
Vistra Energy Corp., 7.00%, due 7/1/19 (Cost $5,628)	57,900	5,717

	Principal Amount
Convertible Bonds 0.5%

Electronic Equipment, Instruments & Components 0.5%
Maxwell Technologies, Inc., 5.50%, due 9/15/22 (b) (Cost $4,500)	$4,500,000	4,703

Number of Shares
Short-Term Investments 4.5%

Investment Companies 4.5%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (c) (Cost $37,861)	37,861,234	37,861
Value† (000's)
Total Investments 99.8% (Cost $696,239)	$845,811
Other Assets Less Liabilities 0.2%	1,547

Net Assets 100.0%	$847,358

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2018, these securities amounted to approximately $4,703,000, which represents 0.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Represents 7-day effective yield as of May 31, 2018.
(d)	See note § below

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$797,530	$—	$—	$797,530
Convertible Preferred Stocks(a)	5,717	—	—	5,717
Convertible Bonds(a)	—	4,703	—	4,703
Short-Term Investments	—	37,861	—	37,861
Total Investments	$803,247	$42,564	$—	$845,811

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

§	Investments in Affiliates(a):

	Balance of Shares Held August 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held May 31, 2018	Value May 31, 2018	Distributions from Investments in Affiliated Issuers	Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers

Fluidigm Corp.	1,737,259	-	188,600	1,548,659	$8,626,031	$-*	$(861,178)	$2,769,541
Total for securities no longer affiliated as of 5/31/18 (b)					$8,626,031	$-	$(861,178)	$2,769,541

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(b)	At May 31, 2018, the issuers of these securities were no longer affiliated with the Fund.

*	Security did not produce income during the period.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 93.7%

Banks 6.8%
Citigroup, Inc.	147,428	$9,832
JPMorgan Chase & Co.	392,682	42,021
M&T Bank Corp.	112,436	19,348
PNC Financial Services Group, Inc.	68,714	9,854
SunTrust Banks, Inc.	210,079	14,183
		95,238
Beverages 0.3%
PepsiCo, Inc.	42,175	4,228

Biotechnology 0.1%
BioMarin Pharmaceutical, Inc. *	15,672	1,416

Capital Markets 1.3%
CME Group, Inc.	114,662	18,678

Diversified Telecommunication Services 3.3%
CenturyLink, Inc.	1,013,624	18,468
Verizon Communications, Inc.	579,127	27,607
		46,075
Electric Utilities 10.0%
American Electric Power Co., Inc.	436,310	29,647
Entergy Corp.	90,846	7,350
Exelon Corp.	1,214,834	50,282
FirstEnergy Corp.	913,131	31,430
Great Plains Energy, Inc.	321,904	10,926
NextEra Energy, Inc.	60,415	10,017
		139,652
Energy Equipment & Services 1.0%
Schlumberger Ltd.	199,167	13,677

Equity Real Estate Investment Trusts 7.7%
American Homes 4 Rent Class A	68,314	1,361
AvalonBay Communities, Inc.	47,494	7,862
Equity Residential	308,694	19,753
Host Hotels & Resorts, Inc.	324,179	7,012
Prologis, Inc.	153,894	9,903
Public Storage	72,788	15,420
Simon Property Group, Inc.	123,056	19,716
SL Green Realty Corp.	130,374	12,714
Weyerhaeuser Co.	357,652	13,351
		107,092
Food & Staples Retailing 2.8%
Walmart, Inc.	474,612	39,174

Food Products 6.9%
Conagra Brands, Inc.	631,096	23,388
Kraft Heinz Co.	355,337	20,425

Number of Shares		Value† (000's)
Mondelez International, Inc. Class A	1,324,114	$51,998
		95,811
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	315,374	19,405

Health Care Providers & Services 9.2%
Centene Corp. *	530,011	62,096
Cigna Corp.	87,602	14,837
Express Scripts Holding Co. *	156,157	11,839
HCA Healthcare, Inc.	384,246	39,631
		128,403
Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	438,641	27,319

Household Products 3.0%
Procter & Gamble Co.	578,527	42,331

Insurance 4.9%
American International Group, Inc.	178,188	9,407
Aon PLC	88,059	12,317
Athene Holding Ltd. Class A *	573,020	25,597
Chubb Ltd.	159,013	20,781
		68,102
Metals & Mining 6.3%
BHP Billiton Ltd. ADR (a)	142,055	7,071
Newmont Mining Corp.	1,697,908	66,100
Rio Tinto PLC ADR	261,642	14,835
		88,006
Multi-Utilities 3.9%
DTE Energy Co.	315,086	32,274
NiSource, Inc.	571,686	14,464
Sempra Energy	67,743	7,217
		53,955
Multiline Retail 0.7%
Nordstrom, Inc.	206,873	10,143

Oil, Gas & Consumable Fuels 8.1%
Antero Resources Corp. *	147,516	2,819
Cabot Oil & Gas Corp.	1,073,616	24,532
Continental Resources, Inc. *	45,655	3,074
EOG Resources, Inc.	240,265	28,306
Exxon Mobil Corp.	453,357	36,831
Phillips 66	140,899	16,413
		111,975
Personal Products 2.0%
Unilever NV	495,713	27,646

Pharmaceuticals 7.0%
Johnson & Johnson	301,467	36,061
Pfizer, Inc.	1,697,718	60,999
		97,060

Number of Shares		Value† (000's)

Semiconductors & Semiconductor Equipment 0.3%
NXP Semiconductors NV *	37,740	$4,302

Software 2.2%
Autodesk, Inc. *	168,517	21,756
Microsoft Corp.	88,876	8,784
		30,540
Specialty Retail 0.8%
Tiffany & Co.	80,731	10,558

Textiles, Apparel & Luxury Goods 1.7%
lululemon athletica, Inc. *	226,015	23,743

Total Common Stocks (Cost $1,236,214)		1,304,529

Short-Term Investments 6.6%

Investment Companies 6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.67% (b)	83,849,654	83,850
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (c)	7,874,112	7,874

Total Short-Term Investments (Cost $91,724)		91,724

Total Investments 100.3% (Cost $1,327,938)		1,396,253
Liabilities Less Other Assets (0.3)%		(4,551)

Net Assets 100.0%		$1,391,702

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2018. Total value of all such securities at May 31, 2018 amounted to $7,071,498 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2018.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$1,304,529	$—	$—	$1,304,529
Short-Term Investments	—	91,724	—	91,724
Total Investments	$1,304,529	$91,724	$—	$1,396,253

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2018
Other Financial Instruments: (000’s omitted)
Options Written(c) Calls Technology Hardware, Storage & Peripherals	$(0)	$-	$217	$(217)	$0	$-	$-	$-	$-	$-
Total	$(0)	$-	$217	$(217)	$0	$-	$-	$-	$-	$-

(c)
At the beginning of the period, these investments were valued using methods the Fund’s Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The Fund held no Level 3 investments at May 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 95.3%

Aerospace & Defense 1.6%
Harris Corp.	97,500	$14,671
KLX, Inc. *	100,000	7,383
		22,054
Auto Components 1.5%
Aptiv PLC	145,000	14,138
Delphi Technologies PLC	128,333	6,429
		20,567
Banks 3.6%
Comerica, Inc.	130,000	12,258
East West Bancorp, Inc.	175,000	12,159
SVB Financial Group *	77,500	24,190
		48,607
Biotechnology 6.3%
Agios Pharmaceuticals, Inc. *	100,000	9,350
Array BioPharma, Inc. *	475,000	7,766
BioMarin Pharmaceutical, Inc. *	160,000	14,454
Exelixis, Inc. *	550,000	11,402
Incyte Corp. *	220,000	15,019
Neurocrine Biosciences, Inc. *	210,000	20,215
Sarepta Therapeutics, Inc. *	50,000	4,693
Seattle Genetics, Inc. *	57,600	3,484
		86,383
Capital Markets 3.4%
Affiliated Managers Group, Inc.	62,500	9,953
Cboe Global Markets, Inc.	125,000	12,195
MarketAxess Holdings, Inc.	35,000	7,478
Raymond James Financial, Inc.	180,000	17,381
		47,007
Chemicals 1.0%
Chemours Co.	275,000	13,472

Commercial Services & Supplies 3.6%
Brink's Co.	177,500	14,067
Cintas Corp.	100,000	18,225
Waste Connections, Inc.	225,000	17,298
		49,590
Communications Equipment 2.2%
Arista Networks, Inc. *	50,000	12,578
Motorola Solutions, Inc.	160,000	17,174
		29,752
Construction & Engineering 0.5%
MasTec, Inc. *	150,000	6,998

Containers & Packaging 1.1%
Packaging Corp. of America	125,000	14,688

Number of Shares		Value† (000's)

Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc. *	162,000	$16,394
Service Corp. International	350,000	12,842
		29,236
Diversified Telecommunication Services 0.5%
Zayo Group Holdings, Inc. *	200,000	6,960
Electrical Equipment 1.9%
AMETEK, Inc.	225,000	16,432
Rockwell Automation, Inc.	55,000	9,647
		26,079
Electronic Equipment, Instruments & Components 6.1%
Amphenol Corp. Class A	209,500	18,212
CDW Corp.	282,500	22,614
Cognex Corp.	245,000	11,199
IPG Photonics Corp. *	32,500	7,841
Trimble, Inc. *	375,000	12,398
Universal Display Corp.	105,000	10,395
		82,659
Equity Real Estate Investment Trust 0.6%
CyrusOne, Inc.	150,000	8,307
Food Products 1.7%
Lamb Weston Holdings, Inc.	130,000	8,287
Pinnacle Foods, Inc.	235,000	15,026
		23,313
Health Care Equipment & Supplies 5.3%
ABIOMED, Inc. *	30,000	11,434
Align Technology, Inc. *	30,000	9,958
AxoGen, Inc. *	125,000	6,138
Edwards Lifesciences Corp. *	80,000	10,985
Hill-Rom Holdings, Inc.	135,000	12,420
Merit Medical Systems, Inc. *	230,000	11,799
Nevro Corp. *	120,000	9,443
		72,177
Health Care Providers & Services 1.3%
Encompass Health Corp.	150,000	9,712
Tivity Health, Inc. *	215,000	7,536
		17,248
Health Care Technology 0.9%
Veeva Systems, Inc. Class A *	165,000	12,764
Hotels, Restaurants & Leisure 3.7%
Aramark	300,000	11,646
MGM Resorts International	407,500	12,816
Red Rock Resorts, Inc. Class A	300,000	10,332
Number of Shares		Value† (000's)
Vail Resorts, Inc.	67,500	$16,253
		51,047
Independent Power and Renewable Electricity Producers 0.5%
Vistra Energy Corp. *	250,000	6,133

Industrial Conglomerates 1.6%
Roper Technologies, Inc.	80,000	22,063

Internet Software & Services 2.6%
IAC/InterActiveCorp *	70,000	10,860
MercadoLibre, Inc.	45,000	13,087
Nutanix, Inc. Class A *	225,000	12,026
		35,973
IT Services 5.4%
DXC Technology Co.	150,000	13,817
Euronet Worldwide, Inc. *	90,000	7,543
Global Payments, Inc.	190,000	21,120
Square, Inc. Class A *	350,000	20,387
Total System Services, Inc.	120,000	10,223
		73,090
Life Sciences Tools & Services 2.5%
Bio-Rad Laboratories, Inc. Class A *	72,500	20,817
PRA Health Sciences, Inc. *	161,000	13,669
		34,486
Machinery 5.4%
Fortive Corp.	215,000	15,628
Gardner Denver Holdings, Inc. *	350,000	11,505
IDEX Corp.	130,000	18,028
John Bean Technologies Corp.	60,000	5,298
Milacron Holdings Corp. *	449,700	8,864
Stanley Black & Decker, Inc.	100,000	13,924
		73,247
Media 0.4%
Altice USA, Inc. Class A *(a)	300,000	5,868

Multiline Retail 0.6%
Dollar Tree, Inc. *	95,000	7,846

Oil, Gas & Consumable Fuels 2.5%
Concho Resources, Inc. *	75,000	10,298
Devon Energy Corp.	400,000	16,628
Diamondback Energy, Inc.	55,000	6,642
		33,568
Pharmaceuticals 2.7%
Aerie Pharmaceuticals, Inc. *	175,000	8,978
Jazz Pharmaceuticals PLC *	67,500	11,407
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Zoetis, Inc.	200,000	$16,740
		37,125
Professional Services 2.2%
CoStar Group, Inc. *	80,000	30,498

Road & Rail 2.0%
J.B. Hunt Transport Services, Inc.	100,000	12,810
Old Dominion Freight Line, Inc.	95,000	14,816
		27,626

Semiconductors & Semiconductor Equipment 4.4%
Lam Research Corp.	102,500	20,314
Microchip Technology, Inc.	190,000	18,502
Monolithic Power Systems, Inc.	162,500	21,419
		60,235
Software 8.5%
Autodesk, Inc. *	117,500	15,169
Electronic Arts, Inc. *	105,000	13,746
Proofpoint, Inc. *	177,500	20,748
RingCentral, Inc. Class A *	100,000	7,575
ServiceNow, Inc. *	120,000	21,313
Splunk, Inc. *	50,000	5,540
Take-Two Interactive Software, Inc. *	207,500	23,257
Tyler Technologies, Inc. *	40,000	9,265
		116,613
Specialty Retail 4.2%
Burlington Stores, Inc. *	140,000	20,475
Five Below, Inc. *	200,000	14,142
Hudson Ltd. Class A *	300,000	5,256
Ross Stores, Inc.	230,000	18,142
		58,015
Trading Companies & Distributors 0.9%
United Rentals, Inc. *	80,000	12,765

Total Common Stocks (Cost $924,973)		1,304,059
Exchange-Traded Funds 1.0%
iShares Russell Mid-Cap Growth ETF (Cost $12,482)	110,000	13,895

Short-Term Investments 4.0%

Investment Companies 4.0%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.67% (b)	54,658,532	54,659
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (c)	1,580	2

Value† (000's)
Total Short-Term Investments (Cost $54,661)	$54,661

Total Investments 100.3% (Cost $992,116)	1,372,615
Liabilities Less Other Assets (0.3)%	(4,769)

Net Assets 100.0%	$1,367,846

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2018. Total value of all such securities at May 31, 2018 amounted to $1,565 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2018.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,304,059	$—	$—	$1,304,059
Exchange-Traded Funds	13,895	—	—	13,895
Short-Term Investments	—	54,661	—	54,661
Total Investments	$1,317,954	$54,661	$—	$1,372,615

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 95.0%

Aerospace & Defense 7.0%
General Dynamics Corp.	17,850	$3,600
Hexcel Corp.	19,000	1,346
Orbital ATK, Inc.	11,300	1,511
Spirit AeroSystems Holdings, Inc. Class A	15,700	1,330
		7,787
Airlines 2.0%
American Airlines Group, Inc.	50,200	2,186

Banks 8.0%
BankUnited, Inc.	61,900	2,610
BB&T Corp.	34,700	1,822
Comerica, Inc.	23,200	2,187
KeyCorp	115,000	2,236
		8,855
Beverages 1.5%
Molson Coors Brewing Co. Class B	28,000	1,726

Biotechnology 1.1%
Alexion Pharmaceuticals, Inc. *	10,100	1,173

Building Products 2.4%
Johnson Controls International PLC	78,308	2,628

Capital Markets 1.7%
State Street Corp.	19,700	1,893

Chemicals 3.3%
Ashland Global Holdings, Inc.	23,100	1,795
Valvoline, Inc.	90,804	1,856
		3,651
Commercial Services & Supplies 2.3%
Covanta Holding Corp.	154,600	2,520

Communications Equipment 1.6%
Ciena Corp. *	76,500	1,763

Construction & Engineering 1.8%
Valmont Industries, Inc.	13,500	1,973

Electric Utilities 1.6%
Edison International	28,000	1,741

Electrical Equipment 1.1%
Acuity Brands, Inc.	10,700	1,265

Electronic Equipment, Instruments & Components 2.6%
Flex Ltd. *	135,900	1,888
Itron, Inc. *	17,600	1,005
		2,893
Equity Real Estate Investment Trusts 2.7%
CoreCivic, Inc.	74,300	1,599
Invitation Homes, Inc.	66,100	1,455
		3,054

Number of Shares		Value† (000's)

Food Products 4.4%
Hain Celestial Group, Inc. *	86,900	$2,217
TreeHouse Foods, Inc. *	56,600	2,712
		4,929
Health Care Equipment & Supplies 3.0%
Zimmer Biomet Holdings, Inc.	30,100	3,356

Health Care Providers & Services 3.2%
Envision Healthcare Corp. *	51,600	2,213
Molina Healthcare, Inc. *	15,700	1,333
		3,546
Hotels, Restaurants & Leisure 2.0%
SeaWorld Entertainment, Inc. *	75,800	1,346
Wyndham Worldwide Corp.	8,100	878
		2,224
Household Durables 1.9%
Whirlpool Corp.	14,600	2,113

Independent Power and Renewable Electricity Producers 2.4%
AES Corp.	211,900	2,702

IT Services 4.3%
Amdocs Ltd.	16,400	1,106
Conduent, Inc. *	102,100	1,966
Teradata Corp. *	43,100	1,718
		4,790
Media 2.3%
Lions Gate Entertainment Corp. Class A	24,600	570
Lions Gate Entertainment Corp. Class B	24,600	537
MSG Networks, Inc. Class A *	75,400	1,455
		2,562
Mortgage Real Estate Investment 2.5%
Starwood Property Trust, Inc.	128,800	2,796

Multi-Utilities 1.1%
Vectren Corp.	17,500	1,237

Multiline Retail 1.2%
Macy's, Inc.	37,600	1,313

Oil, Gas & Consumable Fuels 7.9%
Cabot Oil & Gas Corp.	90,900	2,077
Devon Energy Corp.	54,200	2,253
ONEOK, Inc.	40,400	2,754
Williams Cos., Inc.	62,300	1,673
		8,757
Pharmaceuticals 3.3%
Perrigo Co. PLC	30,100	2,202

Number of Shares		Value† (000's)
Teva Pharmaceutical Industries Ltd. ADR	68,900	$1,481
		3,683
Semiconductors & Semiconductor Equipment 2.9%
ON Semiconductor Corp. *	69,800	1,754
Skyworks Solutions, Inc.	14,700	1,450
		3,204
Software 4.1%
Check Point Software Technologies Ltd. *	26,100	2,541
Nuance Communications, Inc. *	147,400	1,992
		4,533
Specialty Retail 1.6%
Best Buy Co., Inc.	7,600	519
Party City Holdco, Inc. *	83,700	1,230
		1,749
Technology Hardware, Storage & Peripherals 2.6%
Western Digital Corp.	34,436	2,876

Trading Companies & Distributors 3.6%
AerCap Holdings NV *	71,900	3,977

Total Common Stocks (Cost $89,372)		105,455

Short-Term Investments 5.0%

Investment Companies 5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.67% (a) (Cost $5,540)	5,539,766	5,540

Total Investments 100.0% (Cost $94,912)		110,995
Liabilities Less Other Assets 0.0% (b)		(48)

Net Assets 100.0%		$110,947

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2018.
(b)	Represents less than 0.05% of net assets.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$105,455	$—	$—	$105,455
Short-Term Investments	—	5,540	—	5,540
Total Investments	$105,455	$5,540	$—	$110,995

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2018
Investments in Securities: (000’s omitted)
Rights(c)
Food & Staples Retailing	$11	$—	$(2)	$11	$—	$(20)	$—	$—	$—	$—
Total	$11	$—	$(2)	$11	$—	$(20)	$—	$—	$—	$—

(c)  At the beginning of the period, these securities were valued based on a single quotation obtained from a dealer. The Fund held no Level 3 investments at May 31, 2018.

As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 98.5%

Aerospace & Defense 4.5%
Boeing Co.	134,000	$47,189
Raytheon Co.	180,000	37,710
		84,899
Banks 6.1%
FCB Financial Holdings, Inc. Class A *	365,000	22,247
JPMorgan Chase & Co.	870,000	93,099
		115,346
Building Products 1.3%
Masonite International Corp. *	365,000	24,127

Capital Markets 12.4%
Brookfield Asset Management, Inc. Class A	950,000	37,848
Charles Schwab Corp.	1,060,000	58,957
Goldman Sachs Group, Inc.	333,000	75,218
Intercontinental Exchange, Inc.	875,000	62,029
		234,052
Chemicals 3.5%
Methanex Corp.	490,000	33,418
Scotts Miracle-Gro Co.	390,000	33,201
		66,619
Communications Equipment 7.3%
Cisco Systems, Inc.	1,410,000	60,221
Motorola Solutions, Inc.	735,000	78,895
		139,116
Construction Materials 1.4%
Martin Marietta Materials, Inc.	120,000	26,744

Containers & Packaging 3.7%
Ball Corp.	1,010,000	37,320
Sealed Air Corp.	770,000	33,541
		70,861
Diversified Financial Services 4.7%
Berkshire Hathaway, Inc. Class B *	465,000	89,061

Electrical Equipment 1.8%
Rockwell Automation, Inc.	190,000	33,328

Energy Equipment & Services 0.6%
Schlumberger Ltd.	175,000	12,017

Food & Staples Retailing 4.6%
US Foods Holding Corp. *	2,430,000	86,702

Food Products 1.6%
Mondelez International, Inc. Class A	780,000	30,631

Health Care Equipment & Supplies 1.8%
Hill-Rom Holdings, Inc.	365,000	33,580

Number of Shares		Value† (000's)

Health Care Providers & Services 6.8%
Aetna, Inc.	255,000	$44,913
HCA Healthcare, Inc.	815,000	84,059
		128,972
Industrial Conglomerates 2.2%
3M Co.	210,000	41,418

Insurance 3.4%
Chubb Ltd.	490,000	64,038

Internet Software & Services 4.2%
Alphabet, Inc. Class C *	74,000	80,289

IT Services 2.2%
PayPal Holdings, Inc. *	500,000	41,035

Machinery 3.4%
Stanley Black & Decker, Inc.	460,000	64,050

Oil, Gas & Consumable Fuels 2.9%
Cabot Oil & Gas Corp.	820,000	18,737
EOG Resources, Inc.	300,000	35,343
		54,080
Pharmaceuticals 2.3%
Pfizer, Inc.	1,190,000	42,757

Road & Rail 3.7%
CSX Corp.	1,080,000	69,822
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	535,000	51,991
Software 3.9%
Activision Blizzard, Inc.	450,000	31,910
Symantec Corp.	1,990,000	41,352
		73,262
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	370,000	69,142

Textiles, Apparel & Luxury Goods 1.9%
NIKE, Inc. Class B	500,000	35,900

Total Common Stocks (Cost $1,168,771)		1,863,839

Short-Term Investments 1.2%

Investment Companies 1.2%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (a) (Cost $22,134)	22,133,802	22,134

Total Investments 99.7% (Cost $1,190,905)		1,885,973
Other Assets Less Liabilities 0.3%		5,227

Net Assets 100.0%		$1,891,200

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2018.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,863,839	$—	$—	$1,863,839
Short-Term Investments	—	22,134	—	22,134
Total Investments	$1,863,839	$22,134	$—	$1,885,973

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 101.8%

Apartments 13.3%
Apartment Investment & Management Co. Class A	242,040	$9,883
Equity Residential	340,659	21,799
Essex Property Trust, Inc.	58,675	14,025
Mid-America Apartment Communities, Inc.	132,612	12,407
		58,114
Data Centers 7.1%
Digital Realty Trust, Inc.	126,205	13,565
Equinix, Inc.	44,199	17,540
		31,105
Free Standing 1.8%
Four Corners Property Trust, Inc.	54,500	1,247
National Retail Properties, Inc.	164,171	6,802
		8,049
Health Care 7.9%
Healthcare Trust of America, Inc. Class A	377,645	9,690
Ventas, Inc.	222,880	12,183
Welltower, Inc.	217,915	12,563
		34,436
Hotels, Restaurants & Leisure 3.8%
Hyatt Hotels Corp. Class A	71,859	5,873
Marriott International, Inc. Class A	78,340	10,604
		16,477
Industrial 9.0%
DCT Industrial Trust, Inc.	152,950	9,961
EastGroup Properties, Inc.	97,200	9,062
Prologis, Inc.	208,018	13,386
Rexford Industrial Realty, Inc.	215,249	6,731
		39,140
Infrastructure 13.4%
American Tower Corp.	230,030	31,829
Crown Castle International Corp.	163,421	17,020
SBA Communications Corp. *	60,722	9,599
		58,448
IT Services 1.8%
InterXion Holding NV *	119,283	7,617

Lodging/Resorts 1.6%
Sunstone Hotel Investors, Inc.	390,800	6,796

Number of Shares		Value† (000's)

Manufactured Homes 4.2%
Equity LifeStyle Properties, Inc.	100,435	$9,130
Sun Communities, Inc.	96,375	9,317
		18,447
Office 9.5%
Alexandria Real Estate Equities, Inc.	92,535	11,559
Boston Properties, Inc.	111,311	13,554
Douglas Emmett, Inc.	305,165	11,746
Highwoods Properties, Inc.	97,300	4,654
		41,513

Real Estate Management & Development 2.2%
Brookfield Asset Management, Inc. Class A	243,415	9,698

Regional Malls 8.2%
GGP, Inc.	274,674	5,570
Simon Property Group, Inc.	187,098	29,977
		35,547
Self Storage 6.0%
Extra Space Storage, Inc.	157,346	15,145
Public Storage	51,784	10,970
		26,115
Shopping Centers 4.4%
Kimco Realty Corp.	630,420	9,746
Regency Centers Corp.	162,462	9,436
		19,182
Single Family Homes 3.6%
American Homes 4 Rent Class A	374,725	7,464
Invitation Homes, Inc.	378,181	8,324
		15,788
Timber 4.0%
Weyerhaeuser Co.	469,749	17,536

Total Common Stocks (Cost $427,782)		444,008

Short-Term Investments 0.6%

Investment Companies 0.6%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.67% (a) (Cost $2,640)	2,639,966	2,640
Value† (000's)

Total Investments 102.4% (Cost $430,422)	$446,648
Liabilities Less Other Assets (2.4)%	(10,517)

Net Assets 100.0%	$436,131

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$444,008	$—	$—	$444,008
Short-Term Investments	—	2,640	—	2,640
Total Investments	$444,008	$2,640	$—	$446,648

(a)	The Schedule of Investments provides information on the sector categorization for the portfolio.

 As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 98.6%

Aerospace & Defense 3.6%
HEICO Corp. Class A	14,000	$1,064
KLX, Inc. *	13,000	960
Teledyne Technologies, Inc. *	6,000	1,209
		3,233
Banks 3.9%
Pinnacle Financial Partners, Inc.	15,181	1,018
Seacoast Banking Corp. of Florida *	48,500	1,512
TCF Financial Corp.	40,000	1,053
		3,583
Beverages 0.7%
MGP Ingredients, Inc.	7,000	620

Biotechnology 18.8%
Agios Pharmaceuticals, Inc. *	15,000	1,402
Amicus Therapeutics, Inc. *(a)	99,000	1,673
Argenx SE ADR *	5,000	477
Array BioPharma, Inc. *(a)	96,700	1,581
Ascendis Pharma A/S ADR *	14,000	1,008
Bluebird Bio, Inc. *	2,500	448
Blueprint Medicines Corp. *	3,500	294
Exelixis, Inc. *	70,000	1,451
Fate Therapeutics, Inc. *(a)	120,430	1,319
GTx, Inc. *(a)	25,000	505
Immunomedics, Inc. *(a)	68,000	1,500
Insmed, Inc. *	24,000	669
Iovance Biotherapeutics, Inc. *	51,000	745
Neurocrine Biosciences, Inc. *	14,000	1,348
Retrophin, Inc. *	40,000	1,120
Rigel Pharmaceuticals, Inc. *	102,000	332
Sage Therapeutics, Inc. *	3,500	534
Sarepta Therapeutics, Inc. *	7,000	657
		17,063
Building Products 0.6%
AAON, Inc.	18,000	549

Chemicals 1.1%
Ferro Corp. *	31,000	634
Ingevity Corp. *	5,000	381
		1,015
Commercial Services & Supplies 2.9%
Brink's Co.	16,000	1,268
Casella Waste Systems, Inc. Class A *	36,000	849

Number of Shares		Value† (000's)
MSA Safety, Inc.	5,500	$511
		2,628
Communications Equipment 2.8%
Casa Systems, Inc. *	37,400	719
Lumentum Holdings, Inc. * (a)	31,700	1,862
		2,581
Construction & Engineering 0.8%
MasTec, Inc. *	16,000	746

Consumer Finance 1.0%
Green Dot Corp. Class A *	12,500	891

Diversified Consumer Services 3.5%
Bright Horizons Family Solutions, Inc. *	8,000	809
Chegg, Inc. *	46,000	1,287
Grand Canyon Education, Inc. *	10,000	1,111
		3,207
Electronic Equipment, Instruments & Components 1.5%
nLight, Inc. *	4,700	175
Universal Display Corp.	12,000	1,188
		1,363
Food & Staples Retailing 1.0%
Performance Food Group Co. *	26,000	930

Health Care Equipment & Supplies 6.4%
AxoGen, Inc. *	30,000	1,473
Globus Medical, Inc. Class A *	13,000	722
Insulet Corp. *	5,000	469
Invuity, Inc. *	260,000	910
Merit Medical Systems, Inc. *	15,000	769
Nevro Corp. *	7,500	590
Wright Medical Group NV *(a)	35,000	874
		5,807
Health Care Providers & Services 0.7%
Tivity Health, Inc. *	17,500	613

Health Care Technology 1.1%
Teladoc, Inc. *(a)	20,000	1,018

Hotels, Restaurants & Leisure 5.6%
Eldorado Resorts, Inc. *	29,000	1,311
Hilton Grand Vacations, Inc. *	20,000	795
Marcus Corp.	25,000	789
Planet Fitness, Inc. Class A *	24,500	971
Texas Roadhouse, Inc.	19,000	1,177
		5,043
Household Durables 0.7%
Cavco Industries, Inc. *	3,000	623
Number of Shares		Value† (000's)

Insurance 1.1%
Primerica, Inc.	10,000	$984

Internet Software & Services 8.1%
2U, Inc. *	15,500	1,469
Hortonworks, Inc. *	83,700	1,488
Nutanix, Inc. Class A *	35,500	1,898
Okta, Inc. *	21,700	1,220
Q2 Holdings, Inc. *	22,100	1,263
		7,338
Life Sciences Tools & Services 0.6%
MorphoSys AG ADR *	22,000	583

Machinery 3.4%
Gardner Denver Holdings, Inc. *	25,000	822
John Bean Technologies Corp.	8,000	706
Milacron Holdings Corp. *	35,500	700
Rexnord Corp. *	28,000	817
		3,045
Marine 1.2%
Kirby Corp. *	12,000	1,088

Multiline Retail 1.1%
Ollie's Bargain Outlet Holdings, Inc. *	13,500	955

Oil, Gas & Consumable Fuel 1.0%
Matador Resources Co. *	32,500	912

Pharmaceuticals 2.9%
Aerie Pharmaceuticals, Inc. *	28,000	1,436
Intersect ENT, Inc. *	27,000	1,152
		2,588
Professional Services 1.2%
Insperity, Inc.	12,000	1,104

Road & Rail 2.5%
Genesee & Wyoming, Inc. Class A *	14,500	1,133
Saia, Inc. *	13,500	1,112
		2,245
Semiconductors & Semiconductor Equipment 4.4%
MKS Instruments, Inc.	15,900	1,784
Monolithic Power Systems, Inc.	16,800	2,214
		3,998
Software 10.0%
Descartes Systems Group, Inc. *	43,500	1,296
ForeScout Technologies, Inc. *	39,900	1,200
HubSpot, Inc. *	18,500	2,242
Proofpoint, Inc. *	14,800	1,730
RingCentral, Inc. Class A *	34,200	2,591
		9,059

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)

Specialty Retail 2.2%
Burlington Stores, Inc. *	5,000	$731
Five Below, Inc. *	9,500	672
Hudson Ltd. Class A *	36,300	636
		2,039
Tobacco 1.0%
Turning Point Brands, Inc.	33,000	894

Trading Companies & Distributors 1.2%
Air Lease Corp.	25,000	1,110

Total Common Stocks (Cost $72,872)		89,455

Short-Term Investments 10.2%

Investment Companies 10.2%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.67% (b)	1,850,937	1,851
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (c)	7,411,415	7,411

Total Short-Term Investments (Cost $9,262)		9,262

Total Investments 108.8% (Cost $82,134)		98,717
Liabilities Less Other Assets (8.8)%		(7,983)

Net Assets 100.0%		$90,734

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2018. Total value of all such securities at May 31, 2018 amounted to $7,220,383 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2018.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$89,455	$—	$—	$89,455
Short-Term Investments	—	9,262	—	9,262
Total Investments	$89,455	$9,262	$—	$98,717

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund(a)
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)
Common Stocks 97.6%

Airlines 2.3%
Ryanair Holdings PLC ADR *	451,752	$52,363

Auto Components 3.8%
Aptiv PLC	889,399	86,716

Banks 5.7%
JPMorgan Chase & Co.	653,856	69,969
U.S. Bancorp	1,187,091	59,343
		129,312
Capital Markets 3.6%
Intercontinental Exchange, Inc.	1,158,294	82,111

Consumer Finance 2.4%
American Express Co.	567,801	55,815

Energy Equipment & Services 2.6%
Schlumberger Ltd.	880,714	60,479

Equity Real Estate Investment Trust 2.8%
Weyerhaeuser Co.	1,734,708	64,757

Food & Staples Retailing 2.9%
Kroger Co.	2,743,586	66,751

Health Care Equipment & Supplies 9.7%
Becton, Dickinson & Co.	343,442	76,103
Danaher Corp.	847,731	84,163
Medtronic PLC	717,501	61,935
		222,201
Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	868,643	71,351
Premier, Inc. Class A *	1,029,164	33,571
		104,922
Hotels, Restaurants & Leisure 2.2%
Compass Group PLC	2,372,522	51,015

Industrial Conglomerates 2.7%
3M Co.	316,613	62,446

Insurance 4.9%
Progressive Corp.	1,786,640	110,932

Internet Software & Services 6.3%
Alphabet, Inc. Class A *	64,417	70,858
eBay, Inc. *	1,925,102	72,615
		143,473
IT Services 6.0%
Cognizant Technology Solutions Corp. Class A	946,803	71,341
MasterCard, Inc. Class A	343,892	65,381
		136,722
Media 3.6%
Comcast Corp. Class A	2,642,810	82,403

Oil, Gas & Consumable Fuels 5.5%
Cimarex Energy Co.	172,436	16,023
EQT Corp.	934,024	48,139
Noble Energy, Inc.	1,722,886	61,507
		125,669

Number of Shares		Value† (000's)
Personal Products 3.1%
Unilever NV	1,275,822	$71,153

Pharmaceuticals 1.8%
Roche Holding AG	188,946	40,460

Road & Rail 2.2%
J.B. Hunt Transport Services, Inc.	389,599	49,908

Semiconductors & Semiconductor Equipment 4.6%
Texas Instruments, Inc.	947,448	106,029

Software 2.5%
Intuit, Inc.	282,233	56,898

Specialty Chemicals 1.9%
Novozymes A/S B Shares	865,000	44,101

Specialty Retail 3.6%
Advance Auto Parts, Inc.	631,145	81,178

Textiles, Apparel & Luxury Goods 1.3%
Gildan Activewear, Inc.	1,053,560	30,479

Trading Companies & Distributors 5.0%
Fastenal Co.	414,164	22,046
W.W. Grainger, Inc.	297,822	92,024
		114,070
Total Common Stocks (Cost $1,516,882)		2,232,363
Principal Amount
Short-Term Investments 2.4%

Certificates of Deposit 0.0%(b)
Carver Federal Savings Bank Self Help Credit Union, 0.25%, due 6/23/18	100,000	100
Self Help Credit Union, 0.25%, due 7/29/18	250,000	250
Self Help Credit Union, 0.25%, due 8/16/18	250,000	250
		600
Number of Shares
Investment Companies 2.4%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (c)	54,473,163	54,473

Total Short-Term Investments (Cost $55,073)		55,073
Value† (000's)

Total Investments 100.0% (Cost $1,571,955)	$2,287,436
Other Assets Less Liabilities 0.0% (b)	782

Net Assets 100.0%	$2,288,218

*	Non-income producing security.
(a)	Formerly Socially Responsive Fund through April 30, 2018.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of May 31, 2018.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund(a)
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$2,232,363	$—	$—	$2,232,363
Short-Term Investments	—	55,073	—	55,073
Total Investments	$2,232,363	$55,073	$—	$2,287,436

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) May 31, 2018

Number of Shares		Value† (000's)

Common Stocks 94.5%

Banks 6.9%
Citigroup, Inc.	1,293	$86
JPMorgan Chase & Co.	3,460	370
M&T Bank Corp.	985	169
PNC Financial Services Group, Inc.	605	87
SunTrust Banks, Inc.	1,860	126
		838
Beverages 0.3%
PepsiCo, Inc.	370	37

Biotechnology 0.1%
BioMarin Pharmaceutical, Inc. *	138	12

Capital Markets 1.4%
CME Group, Inc.	1,004	164

Diversified Telecommunication Services 3.4%
CenturyLink, Inc.	8,912	162
Verizon Communications, Inc.	5,108	244
		406
Electric Utilities 10.1%
American Electric Power Co., Inc.	3,921	267
Entergy Corp.	803	65
Exelon Corp.	10,641	440
FirstEnergy Corp.	7,977	275
Great Plains Energy, Inc.	2,836	96
NextEra Energy, Inc.	539	89
		1,232
Energy Equipment & Services 1.0%
Schlumberger Ltd.	1,753	120

Equity Real Estate Investment Trusts 7.7%
American Homes 4 Rent Class A	598	12
AvalonBay Communities, Inc.	415	69
Equity Residential	2,713	173
Host Hotels & Resorts, Inc.	2,854	62
Prologis, Inc.	1,350	87
Public Storage	639	135
Simon Property Group, Inc.	1,080	173
SL Green Realty Corp.	1,146	112
Weyerhaeuser Co.	3,151	118
		941
Food & Staples Retailing 2.8%
Walmart, Inc.	4,178	345

Food Products 7.0%
Conagra Brands, Inc.	5,622	208
Kraft Heinz Co.	3,135	180

Number of Shares		Value† (000's)
Mondelez International, Inc. Class A	11,656	$458
		846
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	2,810	173

Health Care Providers & Services 9.3%
Centene Corp. *	4,659	546
Cigna Corp.	771	130
Express Scripts Holding Co. *	1,381	105
HCA Healthcare, Inc.	3,365	347
		1,128
Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	3,860	240

Household Products 3.1%
Procter & Gamble Co.	5,080	372

Insurance 4.9%
American International Group, Inc.	1,593	84
Aon PLC	771	108
Athene Holding Ltd. Class A *	5,032	225
Chubb Ltd.	1,393	182
		599
Metals & Mining 6.4%
BHP Billiton Ltd. ADR (a)	1,246	62
Newmont Mining Corp.	15,033	585
Rio Tinto PLC ADR	2,298	131
		778
Multi-Utilities 3.9%
DTE Energy Co.	2,773	284
NiSource, Inc.	5,026	127
Sempra Energy	610	65
		476
Multiline Retail 0.7%
Nordstrom, Inc.	1,820	89

Oil, Gas & Consumable Fuels 8.1%
Antero Resources Corp. *	1,294	25
Cabot Oil & Gas Corp.	9,558	218
Continental Resources, Inc. *	404	27
EOG Resources, Inc.	2,114	249
Exxon Mobil Corp.	3,971	323
Phillips 66	1,242	145
		987
Personal Products 2.0%
Unilever NV	4,349	243

Pharmaceuticals 7.0%
Johnson & Johnson	2,661	318
Pfizer, Inc.	14,915	536
		854
Number of Shares		Value† (000's)

Semiconductors & Semiconductor Equipment 0.3%
NXP Semiconductors NV *	332	$38

Software 2.2%
Autodesk, Inc. *	1,501	194
Microsoft Corp.	778	76
		270
Specialty Retail 0.8%
Tiffany & Co.	710	93

Textiles, Apparel & Luxury Goods 1.7%
lululemon athletica, Inc. *	1,983	208

Total Common Stocks (Cost $11,153)		11,489

Short-Term Investments 6.0%

Investment Companies 6.0%
State Street Institutional Treasury Money Market Fund Premier Class, 1.66% (b)	649,451	649
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (c)	76,861	77

Total Short-Term Investments (Cost $726)		726

Total Investments 100.5% (Cost $11,879)		12,215
Liabilities Less Other Assets (0.5)%		(56)

Net Assets 100.0%		$12,159

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2018. Total value of all such securities at May 31, 2018 amounted to $62,026 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2018.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$11,489	$—	$—	$11,489
Short-Term Investments	—	726	—	726
Total Investments	$11,489	$726	$—	$12,215

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended May 31, 2018, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

                                                                                                                                                                            May 31, 2018

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund,  Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman Value Fund (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks, exchange-traded funds, exchange-traded options purchased and options written, convertible preferred stocks and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information that may include trade execution data and sensitivity analysis and adjustments (generally Level 2 inputs), when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Equity Funds

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  July 19, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  July 19, 2018
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  July 19, 2018